Vanguard® Intermediate-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
As of November 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.0%)
U.S. Government Securities (0.0%)
	United States Treasury Note/Bond (Cost $6,760)	4.125%	11/15/32	6,570	6,827
Corporate Bonds (99.0%)
Communications (8.5%)
	Alphabet Inc.	1.100%	8/15/30	41,502	33,048
	America Movil SAB de CV	3.625%	4/22/29	16,725	15,348
	America Movil SAB de CV	2.875%	5/7/30	33,593	28,952
	America Movil SAB de CV	4.700%	7/21/32	22,091	21,439
	AT&T Inc.	1.650%	2/1/28	41,229	35,386
[1]	AT&T Inc.	4.100%	2/15/28	47,603	45,999
	AT&T Inc.	4.350%	3/1/29	73,012	70,190
[1]	AT&T Inc.	4.300%	2/15/30	77,077	73,199
	AT&T Inc.	2.750%	6/1/31	76,667	64,492
	AT&T Inc.	2.250%	2/1/32	53,698	42,561
	Baidu Inc.	4.375%	3/29/28	6,025	5,687
	Baidu Inc.	4.875%	11/14/28	16,563	16,037
	Baidu Inc.	3.425%	4/7/30	10,171	8,934
	Baidu Inc.	2.375%	10/9/30	7,262	5,844
	Baidu Inc.	2.375%	8/23/31	16,593	13,092
	Booking Holdings Inc.	3.550%	3/15/28	12,491	11,722
	Booking Holdings Inc.	4.625%	4/13/30	38,859	37,971
	British Telecommunications plc	5.125%	12/4/28	3,293	3,233
	British Telecommunications plc	9.625%	12/15/30	59,432	71,604
	Charter Communications Operating LLC	3.750%	2/15/28	42,746	38,948
	Charter Communications Operating LLC	4.200%	3/15/28	35,831	33,330
	Charter Communications Operating LLC	2.250%	1/15/29	31,670	25,919
	Charter Communications Operating LLC	5.050%	3/30/29	37,728	35,942
	Charter Communications Operating LLC	2.800%	4/1/31	42,116	33,367
	Charter Communications Operating LLC	2.300%	2/1/32	16,611	12,422
	Comcast Corp.	3.150%	2/15/28	40,373	37,586
	Comcast Corp.	3.550%	5/1/28	20,644	19,591
	Comcast Corp.	4.150%	10/15/28	89,990	87,307
	Comcast Corp.	2.650%	2/1/30	37,233	32,517
	Comcast Corp.	3.400%	4/1/30	45,087	41,368
	Comcast Corp.	4.250%	10/15/30	44,019	42,474
	Comcast Corp.	1.950%	1/15/31	42,130	34,366
	Comcast Corp.	1.500%	2/15/31	41,743	32,899
	Deutsche Telekom International Finance BV	8.750%	6/15/30	101,254	120,684
	Deutsche Telekom International Finance BV	9.250%	6/1/32	8,862	11,227
	Discovery Communications LLC	3.950%	3/20/28	42,815	38,481
	Discovery Communications LLC	4.125%	5/15/29	28,612	25,203

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Discovery Communications LLC	3.625%	5/15/30	28,069	23,756
	Electronic Arts Inc.	1.850%	2/15/31	14,837	11,913
	Expedia Group Inc.	4.625%	8/1/27	8,880	8,587
	Expedia Group Inc.	3.800%	2/15/28	23,870	22,123
	Expedia Group Inc.	3.250%	2/15/30	34,635	29,660
	Expedia Group Inc.	2.950%	3/15/31	8,337	6,785
	Fox Corp.	4.709%	1/25/29	57,545	55,484
	Fox Corp.	3.500%	4/8/30	16,376	14,401
	Grupo Televisa SAB	8.500%	3/11/32	3,555	4,160
	Interpublic Group of Cos. Inc.	4.650%	10/1/28	7,314	7,003
	Interpublic Group of Cos. Inc.	4.750%	3/30/30	16,452	15,565
	Interpublic Group of Cos. Inc.	2.400%	3/1/31	12,040	9,527
	Koninklijke KPN NV	8.375%	10/1/30	16,034	18,191
[2]	Meta Platforms Inc.	3.850%	8/15/32	74,270	66,507
	Omnicom Group Inc.	2.450%	4/30/30	15,111	12,588
	Omnicom Group Inc.	4.200%	6/1/30	17,210	16,123
	Omnicom Group Inc.	2.600%	8/1/31	11,195	9,290
	Orange SA	9.000%	3/1/31	61,783	76,598
	Paramount Global	3.375%	2/15/28	12,301	10,944
	Paramount Global	3.700%	6/1/28	14,791	13,355
	Paramount Global	4.200%	6/1/29	14,487	12,918
	Paramount Global	7.875%	7/30/30	17,136	18,540
	Paramount Global	4.950%	1/15/31	40,562	36,576
	Paramount Global	4.200%	5/19/32	31,867	26,456
[2]	Rogers Communications Inc.	3.800%	3/15/32	50,236	44,477
	Sprint Capital Corp.	8.750%	3/15/32	500	598
	Take-Two Interactive Software Inc.	4.000%	4/14/32	13,905	12,388
	TCI Communications Inc.	7.125%	2/15/28	1,971	2,175
	Telefonica Europe BV	8.250%	9/15/30	33,349	37,648
	TELUS Corp.	3.700%	9/15/27	1,236	1,179
	TELUS Corp.	3.400%	5/13/32	15,426	13,427
	Tencent Music Entertainment Group	2.000%	9/3/30	12,240	8,972
	T-Mobile USA Inc.	4.750%	2/1/28	31,865	31,002
	T-Mobile USA Inc.	2.050%	2/15/28	44,331	38,295
	T-Mobile USA Inc.	2.625%	2/15/29	25,725	21,902
	T-Mobile USA Inc.	2.400%	3/15/29	12,720	10,790
	T-Mobile USA Inc.	3.375%	4/15/29	47,492	41,995
	T-Mobile USA Inc.	3.875%	4/15/30	179,150	164,504
	T-Mobile USA Inc.	2.550%	2/15/31	64,432	53,298
	T-Mobile USA Inc.	2.875%	2/15/31	32,727	27,276
	T-Mobile USA Inc.	3.500%	4/15/31	81,204	70,583
	T-Mobile USA Inc.	2.250%	11/15/31	6,464	5,149
	T-Mobile USA Inc.	2.700%	3/15/32	33,419	27,529
[1]	TWDC Enterprises 18 Corp.	7.000%	3/1/32	4,626	5,292
	VeriSign Inc.	2.700%	6/15/31	21,729	17,774
	Verizon Communications Inc.	2.100%	3/22/28	70,104	61,374
	Verizon Communications Inc.	4.329%	9/21/28	101,526	98,743
	Verizon Communications Inc.	3.875%	2/8/29	18,562	17,544
	Verizon Communications Inc.	4.016%	12/3/29	102,441	96,670
	Verizon Communications Inc.	3.150%	3/22/30	36,984	32,940
	Verizon Communications Inc.	1.500%	9/18/30	17,452	13,700
	Verizon Communications Inc.	1.680%	10/30/30	42,134	33,109
	Verizon Communications Inc.	7.750%	12/1/30	4,904	5,748
	Verizon Communications Inc.	1.750%	1/20/31	71,081	55,713
	Verizon Communications Inc.	2.550%	3/21/31	116,244	96,827
	Verizon Communications Inc.	2.355%	3/15/32	137,266	110,430
	Vodafone Group plc	4.375%	5/30/28	81,057	80,232
	Vodafone Group plc	7.875%	2/15/30	14,261	16,152

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Walt Disney Co.	2.200%	1/13/28	36,174	32,520
	Walt Disney Co.	2.000%	9/1/29	46,294	39,241
	Walt Disney Co.	3.800%	3/22/30	25,876	24,356
	Walt Disney Co.	2.650%	1/13/31	57,354	49,413
[2]	Warnermedia Holdings Inc.	4.054%	3/15/29	44,776	39,234
[2]	Warnermedia Holdings Inc.	4.279%	3/15/32	134,155	114,006
	Weibo Corp.	3.375%	7/8/30	18,320	13,617
	WPP Finance 2010	3.750%	9/19/24	1	—
					3,503,241
Consumer Discretionary (6.0%)
	Advance Auto Parts Inc.	1.750%	10/1/27	6,125	5,163
	Advance Auto Parts Inc.	3.900%	4/15/30	15,947	14,125
	Advance Auto Parts Inc.	3.500%	3/15/32	4,335	3,607
	Alibaba Group Holding Ltd.	3.400%	12/6/27	62,851	57,771
	Alibaba Group Holding Ltd.	2.125%	2/9/31	35,662	28,580
	Amazon.com Inc.	1.650%	5/12/28	54,497	47,418
	Amazon.com Inc.	3.450%	4/13/29	23,350	22,092
[3]	Amazon.com Inc.	4.650%	12/1/29	20,000	20,092
	Amazon.com Inc.	1.500%	6/3/30	45,933	37,400
	Amazon.com Inc.	2.100%	5/12/31	92,987	77,649
	Amazon.com Inc.	3.600%	4/13/32	50,485	47,072
[3]	Amazon.com Inc.	4.700%	12/1/32	40,000	40,313
[1]	American Honda Finance Corp.	2.000%	3/24/28	29,997	26,045
[1]	American Honda Finance Corp.	2.250%	1/12/29	15,290	13,253
[1]	American Honda Finance Corp.	1.800%	1/13/31	13,282	10,660
	Aptiv plc	4.350%	3/15/29	7,154	6,664
	Aptiv plc	3.250%	3/1/32	20,612	17,364
	AutoNation Inc.	4.750%	6/1/30	14,437	13,084
	AutoNation Inc.	2.400%	8/1/31	19,045	14,007
	AutoNation Inc.	3.850%	3/1/32	17,538	14,515
	AutoZone Inc.	3.750%	4/18/29	22,578	20,973
	AutoZone Inc.	4.000%	4/15/30	12,071	11,295
	AutoZone Inc.	1.650%	1/15/31	15,880	12,341
	AutoZone Inc.	4.750%	8/1/32	17,258	16,957
	Best Buy Co. Inc.	4.450%	10/1/28	16,761	16,211
	Best Buy Co. Inc.	1.950%	10/1/30	9,781	7,741
	Block Financial LLC	2.500%	7/15/28	10,256	8,772
	Block Financial LLC	3.875%	8/15/30	17,901	15,844
	BorgWarner Inc.	3.375%	3/15/25	1	1
	BorgWarner Inc.	2.650%	7/1/27	1	—
	Brunswick Corp.	2.400%	8/18/31	13,733	10,055
	Brunswick Corp.	4.400%	9/15/32	9,850	8,279
	Choice Hotels International Inc.	3.700%	12/1/29	8,436	7,382
	Choice Hotels International Inc.	3.700%	1/15/31	13,284	11,414
	Dick's Sporting Goods Inc.	3.150%	1/15/32	19,795	15,781
	eBay Inc.	2.700%	3/11/30	21,118	17,998
	eBay Inc.	2.600%	5/10/31	7,045	5,774
	eBay Inc.	6.300%	11/22/32	16,380	17,092
[1]	Emory University	2.143%	9/1/30	10,295	8,550
	Fortune Brands Home & Security Inc.	3.250%	9/15/29	18,838	16,256
	Fortune Brands Home & Security Inc.	4.000%	3/25/32	10,660	9,286
	General Motors Co.	5.000%	10/1/28	17,826	17,156
	General Motors Co.	5.400%	10/15/29	13,400	12,953
	General Motors Co.	5.600%	10/15/32	32,700	31,428
	General Motors Financial Co. Inc.	3.850%	1/5/28	11,373	10,403
	General Motors Financial Co. Inc.	2.400%	4/10/28	24,150	20,447
	General Motors Financial Co. Inc.	2.400%	10/15/28	29,289	24,433
	General Motors Financial Co. Inc.	5.650%	1/17/29	15,222	15,038

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	General Motors Financial Co. Inc.	4.300%	4/6/29	31,055	28,339
	General Motors Financial Co. Inc.	3.600%	6/21/30	25,920	22,242
	General Motors Financial Co. Inc.	2.350%	1/8/31	17,780	13,764
	General Motors Financial Co. Inc.	2.700%	6/10/31	24,379	19,178
	General Motors Financial Co. Inc.	3.100%	1/12/32	39,543	31,809
	Genuine Parts Co.	1.875%	11/1/30	9,824	7,594
	Genuine Parts Co.	2.750%	2/1/32	6,299	5,118
	Hasbro Inc.	3.900%	11/19/29	30,011	27,069
	Home Depot Inc.	0.900%	3/15/28	8,732	7,325
	Home Depot Inc.	1.500%	9/15/28	21,810	18,724
	Home Depot Inc.	3.900%	12/6/28	16,731	16,255
	Home Depot Inc.	2.950%	6/15/29	37,830	34,563
	Home Depot Inc.	2.700%	4/15/30	28,528	25,255
	Home Depot Inc.	1.375%	3/15/31	36,008	28,282
	Home Depot Inc.	1.875%	9/15/31	30,248	24,525
	Home Depot Inc.	3.250%	4/15/32	51,043	46,159
	Home Depot Inc.	4.500%	9/15/32	29,460	29,241
	Honda Motor Co. Ltd.	2.967%	3/10/32	23,293	20,305
	Hyatt Hotels Corp.	4.375%	9/15/28	12,007	10,974
	Hyatt Hotels Corp.	6.000%	4/23/30	10,177	10,109
	JD.com Inc.	3.375%	1/14/30	12,013	10,589
	Kohl's Corp.	3.625%	5/1/31	11,669	8,323
	Lear Corp.	3.800%	9/15/27	5,000	4,693
	Lear Corp.	4.250%	5/15/29	11,054	10,060
	Lear Corp.	3.500%	5/30/30	9,430	8,048
	Lear Corp.	2.600%	1/15/32	2,480	1,906
	Leggett & Platt Inc.	4.400%	3/15/29	18,196	17,306
	Lowe's Cos. Inc.	1.300%	4/15/28	21,085	17,781
	Lowe's Cos. Inc.	1.700%	9/15/28	26,845	22,894
	Lowe's Cos. Inc.	3.650%	4/5/29	38,786	36,271
	Lowe's Cos. Inc.	4.500%	4/15/30	31,491	30,684
	Lowe's Cos. Inc.	1.700%	10/15/30	29,044	23,067
	Lowe's Cos. Inc.	2.625%	4/1/31	46,317	38,948
	Lowe's Cos. Inc.	3.750%	4/1/32	38,368	34,891
	Magna International Inc.	2.450%	6/15/30	17,646	14,706
[1]	Marriott International Inc.	4.000%	4/15/28	11,725	10,937
[1]	Marriott International Inc.	4.650%	12/1/28	5,425	5,203
[1]	Marriott International Inc.	4.625%	6/15/30	32,209	30,237
[1]	Marriott International Inc.	2.850%	4/15/31	32,283	26,389
[1]	Marriott International Inc.	3.500%	10/15/32	10,011	8,431
[1]	Marriott International Inc.	2.750%	10/15/33	4,335	3,342
	Masco Corp.	3.500%	11/15/27	2,500	2,300
	Masco Corp.	1.500%	2/15/28	5,510	4,580
	Masco Corp.	2.000%	10/1/30	11,614	9,089
	Masco Corp.	2.000%	2/15/31	23,188	18,095
[1]	McDonald's Corp.	3.500%	7/1/27	361	346
[1]	McDonald's Corp.	3.800%	4/1/28	31,916	30,802
[1]	McDonald's Corp.	2.625%	9/1/29	31,176	27,654
[1]	McDonald's Corp.	2.125%	3/1/30	6,090	5,182
[1]	McDonald's Corp.	3.600%	7/1/30	18,793	17,581
	McDonald's Corp.	4.600%	9/9/32	18,120	18,023
	MDC Holdings Inc.	2.500%	1/15/31	18,056	12,821
[2]	Mercedes-Benz Finance North America LLC	3.100%	8/15/29	14,387	12,794
	Mercedes-Benz Finance North America LLC	8.500%	1/18/31	29,912	37,137
[2]	Mercedes-Benz Finance North America LLC	2.450%	3/2/31	6,745	5,544
	Mohawk Industries Inc.	3.625%	5/15/30	12,540	10,776
	NIKE Inc.	2.850%	3/27/30	34,330	30,928
	NVR Inc.	3.000%	5/15/30	23,532	19,952

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	O'Reilly Automotive Inc.	4.350%	6/1/28	20,652	20,085
	O'Reilly Automotive Inc.	3.900%	6/1/29	8,767	8,209
	O'Reilly Automotive Inc.	4.200%	4/1/30	13,699	12,988
	O'Reilly Automotive Inc.	1.750%	3/15/31	5,192	4,049
	O'Reilly Automotive Inc.	4.700%	6/15/32	25,230	24,663
	Owens Corning	3.950%	8/15/29	10,526	9,584
	Owens Corning	3.875%	6/1/30	8,496	7,674
	PulteGroup Inc.	7.875%	6/15/32	6,344	7,084
	Ralph Lauren Corp.	2.950%	6/15/30	18,947	16,565
	Ross Stores Inc.	1.875%	4/15/31	12,925	10,220
	Stanley Black & Decker Inc.	4.250%	11/15/28	15,597	15,191
	Stanley Black & Decker Inc.	2.300%	3/15/30	14,932	12,506
	Stanley Black & Decker Inc.	3.000%	5/15/32	7,842	6,729
	Starbucks Corp.	3.500%	3/1/28	14,122	13,535
	Starbucks Corp.	4.000%	11/15/28	19,945	19,303
	Starbucks Corp.	3.550%	8/15/29	17,416	16,385
	Starbucks Corp.	2.250%	3/12/30	21,741	18,424
	Starbucks Corp.	2.550%	11/15/30	38,022	32,522
	Starbucks Corp.	3.000%	2/14/32	19,247	16,764
	Tapestry Inc.	3.050%	3/15/32	10,875	8,420
	TJX Cos. Inc.	1.150%	5/15/28	5,443	4,573
	TJX Cos. Inc.	3.875%	4/15/30	13,638	12,901
	TJX Cos. Inc.	1.600%	5/15/31	3,849	3,025
	Toll Brothers Finance Corp.	4.350%	2/15/28	11,030	9,941
	Toll Brothers Finance Corp.	3.800%	11/1/29	6,295	5,324
	Toyota Motor Corp.	3.669%	7/20/28	4,629	4,435
	Toyota Motor Corp.	2.760%	7/2/29	9,000	8,043
	Toyota Motor Corp.	2.362%	3/25/31	8,516	7,225
[1]	Toyota Motor Credit Corp.	3.050%	1/11/28	14,962	14,010
[1]	Toyota Motor Credit Corp.	1.900%	4/6/28	11,526	10,086
	Toyota Motor Credit Corp.	3.650%	1/8/29	13,141	12,444
	Toyota Motor Credit Corp.	4.450%	6/29/29	21,277	21,068
[1]	Toyota Motor Credit Corp.	2.150%	2/13/30	13,866	11,802
[1]	Toyota Motor Credit Corp.	3.375%	4/1/30	28,524	26,166
[1]	Toyota Motor Credit Corp.	1.650%	1/10/31	24,177	19,293
	Toyota Motor Credit Corp.	1.900%	9/12/31	12,310	9,838
[1]	Toyota Motor Credit Corp.	2.400%	1/13/32	7,678	6,381
	Tractor Supply Co.	1.750%	11/1/30	16,388	12,756
	VF Corp.	2.950%	4/23/30	18,878	15,860
	Whirlpool Corp.	4.750%	2/26/29	14,404	14,021
	Whirlpool Corp.	2.400%	5/15/31	5,818	4,612
	Whirlpool Corp.	4.700%	5/14/32	6,907	6,512
[1]	Yale University	1.482%	4/15/30	12,475	10,092
					2,473,182
Consumer Staples (7.0%)
	Ahold Finance USA LLC	6.875%	5/1/29	10,835	11,498
	Altria Group Inc.	4.800%	2/14/29	40,863	39,301
	Altria Group Inc.	3.400%	5/6/30	16,225	13,990
	Altria Group Inc.	2.450%	2/4/32	47,490	36,085
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	61,965	60,053
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	98,578	98,591
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	50,654	46,753
	Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/31	14,667	14,917
	Archer-Daniels-Midland Co.	3.250%	3/27/30	20,949	19,121
	Archer-Daniels-Midland Co.	2.900%	3/1/32	15,544	13,524
	Archer-Daniels-Midland Co.	5.935%	10/1/32	5,010	5,471
	Avery Dennison Corp.	4.875%	12/6/28	9,587	9,420
	Avery Dennison Corp.	2.650%	4/30/30	23,202	19,212

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Avery Dennison Corp.	2.250%	2/15/32	3,000	2,314
BAT Capital Corp.	2.259%	3/25/28	49,147	41,227
BAT Capital Corp.	3.462%	9/6/29	2,211	1,903
BAT Capital Corp.	4.906%	4/2/30	29,933	27,771
BAT Capital Corp.	2.726%	3/25/31	25,274	19,961
BAT Capital Corp.	4.742%	3/16/32	24,695	22,237
BAT Capital Corp.	7.750%	10/19/32	20,645	22,721
BAT International Finance plc	4.448%	3/16/28	21,298	19,849
Bunge Ltd. Finance Corp.	3.750%	9/25/27	1,312	1,232
Bunge Ltd. Finance Corp.	2.750%	5/14/31	26,547	22,047
Campbell Soup Co.	4.150%	3/15/28	32,992	31,949
Campbell Soup Co.	2.375%	4/24/30	11,484	9,608
Church & Dwight Co. Inc.	5.600%	11/15/32	18,100	18,898
Clorox Co.	3.900%	5/15/28	9,948	9,575
Clorox Co.	4.400%	5/1/29	9,717	9,461
Clorox Co.	1.800%	5/15/30	18,372	14,748
Clorox Co.	4.600%	5/1/32	16,390	15,988
Coca-Cola Co.	1.500%	3/5/28	5,259	4,583
Coca-Cola Co.	1.000%	3/15/28	29,689	25,177
Coca-Cola Co.	2.125%	9/6/29	17,612	15,340
Coca-Cola Co.	3.450%	3/25/30	32,583	30,459
Coca-Cola Co.	1.650%	6/1/30	45,739	37,923
Coca-Cola Co.	2.000%	3/5/31	28,460	23,788
Coca-Cola Co.	1.375%	3/15/31	58,729	46,502
Coca-Cola Co.	2.250%	1/5/32	41,202	34,764
Coca-Cola Femsa SAB de CV	2.750%	1/22/30	28,886	25,493
Coca-Cola Femsa SAB de CV	1.850%	9/1/32	7,525	5,820
Colgate-Palmolive Co.	3.250%	8/15/32	16,785	15,379
Conagra Brands Inc.	4.850%	11/1/28	39,733	38,849
Constellation Brands Inc.	3.600%	2/15/28	21,827	20,401
Constellation Brands Inc.	4.650%	11/15/28	14,221	13,916
Constellation Brands Inc.	3.150%	8/1/29	24,526	21,786
Constellation Brands Inc.	2.875%	5/1/30	17,934	15,469
Constellation Brands Inc.	2.250%	8/1/31	31,758	25,407
Constellation Brands Inc.	4.750%	5/9/32	21,331	20,647
Costco Wholesale Corp.	1.600%	4/20/30	50,533	41,872
Costco Wholesale Corp.	1.750%	4/20/32	30,718	24,722
Diageo Capital plc	3.875%	5/18/28	10,234	9,824
Diageo Capital plc	2.375%	10/24/29	19,209	16,502
Diageo Capital plc	2.000%	4/29/30	25,212	20,959
Diageo Capital plc	2.125%	4/29/32	14,506	11,705
Dollar General Corp.	4.125%	5/1/28	10,300	9,883
Dollar General Corp.	3.500%	4/3/30	29,917	27,181
Dollar General Corp.	5.000%	11/1/32	15,000	14,958
Dollar Tree Inc.	4.200%	5/15/28	34,485	33,009
Dollar Tree Inc.	2.650%	12/1/31	18,757	15,328
Estee Lauder Cos. Inc.	2.375%	12/1/29	14,722	12,695
Estee Lauder Cos. Inc.	2.600%	4/15/30	21,386	18,593
Estee Lauder Cos. Inc.	1.950%	3/15/31	16,230	13,170
Flowers Foods Inc.	2.400%	3/15/31	13,039	10,567
General Mills Inc.	4.200%	4/17/28	36,589	35,967
General Mills Inc.	2.875%	4/15/30	5,384	4,728
General Mills Inc.	2.250%	10/14/31	15,083	12,249
GSK Consumer Healthcare Capital US LLC	3.375%	3/24/29	23,510	21,363
GSK Consumer Healthcare Capital US LLC	3.625%	3/24/32	49,800	43,977
Hershey Co.	1.700%	6/1/30	6,851	5,553
Hormel Foods Corp.	1.700%	6/3/28	14,695	12,742
Hormel Foods Corp.	1.800%	6/11/30	29,396	24,069

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ingredion Inc.	2.900%	6/1/30	15,231	13,060
	J M Smucker Co.	3.375%	12/15/27	10,789	10,051
	J M Smucker Co.	2.375%	3/15/30	6,191	5,174
	J M Smucker Co.	2.125%	3/15/32	6,831	5,348
[2]	JBS USA LUX SA	5.125%	2/1/28	20,610	19,774
[2]	JBS USA LUX SA	5.500%	1/15/30	33,615	32,287
[2]	JBS USA LUX SA	3.750%	12/1/31	18,150	15,105
[2]	JBS USA LUX SA	3.625%	1/15/32	21,667	17,965
[2]	JBS USA LUX SA	3.000%	5/15/32	27,946	22,007
[2]	JBS USA LUX SA	5.750%	4/1/33	2,350	2,279
	Kellogg Co.	4.300%	5/15/28	13,952	13,715
	Kellogg Co.	2.100%	6/1/30	18,847	15,377
[1]	Kellogg Co.	7.450%	4/1/31	9,347	10,664
	Keurig Dr Pepper Inc.	3.950%	4/15/29	38,802	36,628
	Keurig Dr Pepper Inc.	3.200%	5/1/30	24,747	21,805
	Keurig Dr Pepper Inc.	2.250%	3/15/31	6,253	5,065
	Keurig Dr Pepper Inc.	4.050%	4/15/32	29,393	27,066
	Kimberly-Clark Corp.	1.050%	9/15/27	16,797	14,476
	Kimberly-Clark Corp.	3.950%	11/1/28	3,526	3,425
	Kimberly-Clark Corp.	3.200%	4/25/29	2,828	2,598
	Kimberly-Clark Corp.	3.100%	3/26/30	25,218	22,784
	Kimberly-Clark Corp.	2.000%	11/2/31	12,804	10,448
	Kraft Heinz Foods Co.	4.625%	1/30/29	6,970	6,942
	Kraft Heinz Foods Co.	3.750%	4/1/30	29,901	27,677
	Kraft Heinz Foods Co.	4.250%	3/1/31	24,505	23,281
	Kraft Heinz Foods Co.	6.750%	3/15/32	2,319	2,552
	Kroger Co.	4.500%	1/15/29	14,247	13,825
[1]	Kroger Co.	7.700%	6/1/29	1,805	2,016
	Kroger Co.	2.200%	5/1/30	18,074	14,779
	Kroger Co.	1.700%	1/15/31	12,225	9,529
	Kroger Co.	7.500%	4/1/31	2,038	2,318
	McCormick & Co. Inc.	3.400%	8/15/27	9,255	8,700
	McCormick & Co. Inc.	2.500%	4/15/30	12,922	10,883
	McCormick & Co. Inc.	1.850%	2/15/31	7,514	5,858
	Mondelez International Inc.	2.750%	4/13/30	22,699	19,721
	Mondelez International Inc.	1.500%	2/4/31	11,892	9,242
	Mondelez International Inc.	3.000%	3/17/32	13,455	11,622
	Mondelez International Inc.	1.875%	10/15/32	21,875	16,833
	PepsiCo Inc.	3.600%	2/18/28	14,200	13,766
	PepsiCo Inc.	7.000%	3/1/29	9,790	11,144
	PepsiCo Inc.	2.625%	7/29/29	24,160	21,600
	PepsiCo Inc.	2.750%	3/19/30	47,532	42,356
	PepsiCo Inc.	1.625%	5/1/30	44,432	36,871
	PepsiCo Inc.	1.400%	2/25/31	19,542	15,675
	PepsiCo Inc.	1.950%	10/21/31	29,663	24,426
	PepsiCo Inc.	3.900%	7/18/32	23,328	22,401
	Philip Morris International Inc.	3.125%	3/2/28	10,674	9,693
	Philip Morris International Inc.	3.375%	8/15/29	14,507	13,051
	Philip Morris International Inc.	5.625%	11/17/29	22,250	22,623
	Philip Morris International Inc.	2.100%	5/1/30	26,206	21,273
	Philip Morris International Inc.	1.750%	11/1/30	10,595	8,304
	Philip Morris International Inc.	5.750%	11/17/32	40,000	41,200
[2]	Pilgrim's Pride Corp.	4.250%	4/15/31	21,014	18,262
[2]	Pilgrim's Pride Corp.	3.500%	3/1/32	27,106	21,921
	Procter & Gamble Co.	2.850%	8/11/27	6,082	5,744
	Procter & Gamble Co.	3.000%	3/25/30	41,503	38,198
	Procter & Gamble Co.	1.200%	10/29/30	40,047	31,894
	Procter & Gamble Co.	1.950%	4/23/31	20,253	17,152

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Procter & Gamble Co.	2.300%	2/1/32	2,174	1,864
	Sysco Corp.	3.250%	7/15/27	5,898	5,496
	Sysco Corp.	2.400%	2/15/30	6,553	5,505
	Sysco Corp.	5.950%	4/1/30	28,634	30,079
	Sysco Corp.	2.450%	12/14/31	11,000	8,952
	Target Corp.	3.375%	4/15/29	30,011	27,886
	Target Corp.	2.350%	2/15/30	6,513	5,581
	Target Corp.	2.650%	9/15/30	5,239	4,537
	Target Corp.	4.500%	9/15/32	41,075	40,242
	Tyson Foods Inc.	4.350%	3/1/29	30,260	29,372
	Unilever Capital Corp.	2.900%	5/5/27	23,350	21,920
	Unilever Capital Corp.	2.125%	9/6/29	13,680	11,702
	Unilever Capital Corp.	1.375%	9/14/30	11,025	8,691
	Unilever Capital Corp.	1.750%	8/12/31	28,488	22,778
	Unilever Capital Corp.	5.900%	11/15/32	10,412	11,391
	Walgreens Boots Alliance Inc.	3.200%	4/15/30	2,359	2,049
	Walmart Inc.	3.700%	6/26/28	49,078	48,015
	Walmart Inc.	1.500%	9/22/28	13,230	11,455
	Walmart Inc.	3.250%	7/8/29	27,794	26,243
	Walmart Inc.	2.375%	9/24/29	7,765	6,881
	Walmart Inc.	1.800%	9/22/31	40,520	33,459
	Walmart Inc.	4.150%	9/9/32	35,150	34,785
					2,892,060
Energy (6.0%)
	Baker Hughes Holdings LLC	3.337%	12/15/27	25,552	23,907
	Baker Hughes Holdings LLC	4.486%	5/1/30	15,498	14,951
	Boardwalk Pipelines LP	3.400%	2/15/31	13,461	11,426
	BP Capital Markets America Inc.	3.937%	9/21/28	31,823	30,635
	BP Capital Markets America Inc.	4.234%	11/6/28	48,661	47,488
	BP Capital Markets America Inc.	3.633%	4/6/30	38,447	35,823
	BP Capital Markets America Inc.	1.749%	8/10/30	20,638	16,689
	BP Capital Markets America Inc.	2.721%	1/12/32	57,482	48,829
	BP Capital Markets plc	3.723%	11/28/28	21,990	21,006
	Burlington Resources LLC	7.200%	8/15/31	3,931	4,531
	Burlington Resources LLC	7.400%	12/1/31	5,283	6,149
	Canadian Natural Resources Ltd.	2.950%	7/15/30	5,675	4,853
	Canadian Natural Resources Ltd.	7.200%	1/15/32	10,823	11,880
	Cenovus Energy Inc.	2.650%	1/15/32	10,355	8,375
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	47,819	43,734
	Cheniere Energy Partners LP	4.500%	10/1/29	13,858	12,721
	Cheniere Energy Partners LP	4.000%	3/1/31	38,500	33,636
	Cheniere Energy Partners LP	3.250%	1/31/32	31,315	25,482
	Chevron Corp.	2.236%	5/11/30	36,752	31,826
	Chevron USA Inc.	3.850%	1/15/28	5,738	5,582
	Chevron USA Inc.	3.250%	10/15/29	9,875	9,179
	Conoco Funding Co.	7.250%	10/15/31	7,613	8,775
	ConocoPhillips	4.300%	8/15/28	13,704	13,212
	ConocoPhillips	2.400%	2/15/31	23,957	19,719
	ConocoPhillips Co.	6.950%	4/15/29	32,977	36,803
	Continental Resources Inc.	4.375%	1/15/28	19,000	17,532
[2]	Coterra Energy Inc.	4.375%	3/15/29	18,395	17,597
	DCP Midstream Operating LP	5.125%	5/15/29	15,067	14,667
	DCP Midstream Operating LP	3.250%	2/15/32	8,515	7,126
	Devon Energy Corp.	5.875%	6/15/28	8,986	9,003
	Devon Energy Corp.	4.500%	1/15/30	17,418	16,252
	Devon Energy Corp.	7.875%	9/30/31	12,958	14,816
	Devon Energy Corp.	7.950%	4/15/32	5,231	6,025
	Diamondback Energy Inc.	3.500%	12/1/29	23,489	20,944

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Diamondback Energy Inc.	3.125%	3/24/31	18,383	15,473
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	8,161	7,128
	Enbridge Inc.	1.600%	10/4/26	100	88
	Enbridge Inc.	3.125%	11/15/29	27,154	23,978
	Energy Transfer LP	4.950%	5/15/28	19,969	19,269
	Energy Transfer LP	4.950%	6/15/28	28,446	27,593
	Energy Transfer LP	5.250%	4/15/29	46,373	45,177
	Energy Transfer LP	4.150%	9/15/29	15,434	14,004
	Energy Transfer LP	3.750%	5/15/30	38,872	34,470
	Eni USA Inc.	7.300%	11/15/27	1,983	2,128
	Enterprise Products Operating LLC	4.150%	10/16/28	22,840	21,794
	Enterprise Products Operating LLC	3.125%	7/31/29	38,184	34,044
	Enterprise Products Operating LLC	2.800%	1/31/30	25,242	21,845
[1]	Enterprise Products Operating LLC	5.375%	2/15/78	16,558	12,530
	EOG Resources Inc.	4.375%	4/15/30	17,280	16,980
	EQT Corp.	3.900%	10/1/27	6,799	6,303
	EQT Corp.	5.000%	1/15/29	16,641	15,953
	EQT Corp.	7.000%	2/1/30	25,500	26,832
	Exxon Mobil Corp.	2.440%	8/16/29	31,790	28,118
	Exxon Mobil Corp.	3.482%	3/19/30	55,090	51,860
	Exxon Mobil Corp.	2.610%	10/15/30	59,853	52,848
	Halliburton Co.	2.920%	3/1/30	24,122	20,903
	Helmerich & Payne Inc.	2.900%	9/29/31	13,400	11,065
	Hess Corp.	7.875%	10/1/29	8,001	8,973
	Hess Corp.	7.300%	8/15/31	9,671	10,644
	Hess Corp.	7.125%	3/15/33	3,000	3,289
	HF Sinclair Corp.	4.500%	10/1/30	8,273	7,343
	Kinder Morgan Energy Partners LP	7.400%	3/15/31	3,657	4,003
	Kinder Morgan Inc.	4.300%	3/1/28	41,002	39,607
	Kinder Morgan Inc.	2.000%	2/15/31	29,987	23,627
[1]	Kinder Morgan Inc.	7.800%	8/1/31	8,683	9,826
[1]	Kinder Morgan Inc.	7.750%	1/15/32	15,825	18,074
	Magellan Midstream Partners LP	3.250%	6/1/30	1,737	1,526
	Marathon Oil Corp.	6.800%	3/15/32	15,894	16,738
	Marathon Petroleum Corp.	3.800%	4/1/28	21,146	19,704
	MPLX LP	4.250%	12/1/27	11,868	11,324
	MPLX LP	4.000%	3/15/28	25,327	23,730
	MPLX LP	4.800%	2/15/29	25,743	24,779
	MPLX LP	2.650%	8/15/30	35,854	29,551
	MPLX LP	4.950%	9/1/32	28,032	26,635
	NOV Inc.	3.600%	12/1/29	10,859	9,694
	ONEOK Inc.	4.550%	7/15/28	26,071	24,769
	ONEOK Inc.	4.350%	3/15/29	28,843	26,823
	ONEOK Inc.	3.400%	9/1/29	27,478	23,956
	ONEOK Inc.	3.100%	3/15/30	16,415	13,902
	ONEOK Inc.	6.350%	1/15/31	5,698	5,871
	ONEOK Inc.	6.100%	11/15/32	13,000	13,290
	Ovintiv Inc.	8.125%	9/15/30	3,832	4,278
	Ovintiv Inc.	7.200%	11/1/31	16,369	17,474
	Ovintiv Inc.	7.375%	11/1/31	15,035	16,386
	Phillips 66	3.900%	3/15/28	8,487	8,058
	Phillips 66	2.150%	12/15/30	22,102	17,969
[2]	Phillips 66 Co.	3.750%	3/1/28	15,191	14,017
[2]	Phillips 66 Co.	3.150%	12/15/29	16,110	14,241
	Pioneer Natural Resources Co.	1.900%	8/15/30	32,068	25,669
	Pioneer Natural Resources Co.	2.150%	1/15/31	30,735	24,815
	Plains All American Pipeline LP	3.550%	12/15/29	19,317	16,879
	Plains All American Pipeline LP	3.800%	9/15/30	20,909	18,391

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	49,228	46,632
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	51,722	48,914
	Schlumberger Investment SA	2.650%	6/26/30	32,759	28,529
	Shell International Finance BV	3.875%	11/13/28	33,907	33,045
	Shell International Finance BV	2.375%	11/7/29	33,405	29,349
	Shell International Finance BV	2.750%	4/6/30	48,992	43,559
	Suncor Energy Inc.	7.150%	2/1/32	20,474	22,281
	Targa Resources Corp.	4.200%	2/1/33	1,272	1,115
	Targa Resources Partners LP	5.000%	1/15/28	13,570	12,976
	Targa Resources Partners LP	6.875%	1/15/29	17,500	17,981
	Targa Resources Partners LP	5.500%	3/1/30	24,500	23,552
	Targa Resources Partners LP	4.875%	2/1/31	24,620	22,423
	Targa Resources Partners LP	4.000%	1/15/32	31,933	27,377
	Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	16,438	17,826
	TotalEnergies Capital International SA	3.455%	2/19/29	22,994	21,639
	TotalEnergies Capital International SA	2.829%	1/10/30	28,558	25,537
	TotalEnergies Capital SA	3.883%	10/11/28	26,532	25,887
	TransCanada PipeLines Ltd.	4.250%	5/15/28	24,362	23,311
	TransCanada PipeLines Ltd.	4.100%	4/15/30	40,950	38,302
	TransCanada PipeLines Ltd.	2.500%	10/12/31	35,739	28,999
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	3,903	3,697
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	20,868	18,343
	Valero Energy Corp.	4.350%	6/1/28	19,023	18,544
	Valero Energy Corp.	2.800%	12/1/31	24,649	20,437
	Valero Energy Corp.	7.500%	4/15/32	7,163	8,152
	Valero Energy Partners LP	4.500%	3/15/28	20,066	19,694
	Williams Cos. Inc.	3.500%	11/15/30	34,779	30,908
	Williams Cos. Inc.	2.600%	3/15/31	42,318	34,866
	Williams Cos. Inc.	8.750%	3/15/32	13,010	15,663
	Williams Cos. Inc.	4.650%	8/15/32	25,043	23,703
					2,470,652
Financials (30.6%)
	ACE Capital Trust II	9.700%	4/1/30	4,086	5,045
[1]	Aegon NV	5.500%	4/11/48	15,006	13,319
	AerCap Ireland Capital DAC	3.875%	1/23/28	21,711	19,415
	AerCap Ireland Capital DAC	3.000%	10/29/28	102,175	85,783
	AerCap Ireland Capital DAC	3.300%	1/30/32	104,327	82,420
	Affiliated Managers Group Inc.	3.300%	6/15/30	4,188	3,529
	Aflac Inc.	3.600%	4/1/30	45,084	41,664
	Air Lease Corp.	3.625%	12/1/27	3,453	3,101
	Air Lease Corp.	2.100%	9/1/28	19,326	15,735
	Air Lease Corp.	4.625%	10/1/28	9,824	9,180
	Air Lease Corp.	3.250%	10/1/29	13,272	11,270
[1]	Air Lease Corp.	3.000%	2/1/30	19,709	16,500
	Air Lease Corp.	3.125%	12/1/30	15,638	12,902
	Air Lease Corp.	2.875%	1/15/32	7,985	6,327
	Alleghany Corp.	3.625%	5/15/30	13,454	12,519
	Allstate Corp.	1.450%	12/15/30	6,733	5,185
	Ally Financial Inc.	2.200%	11/2/28	20,192	16,139
[1]	Ally Financial Inc.	8.000%	11/1/31	60,745	64,982
	Ally Financial Inc.	8.000%	11/1/31	4,899	5,245
	American Express Co.	4.050%	5/3/29	19,129	18,301
	American Express Co.	4.989%	5/26/33	18,166	17,465
	American Express Co.	4.420%	8/3/33	32,674	31,009
	American Financial Group Inc.	5.250%	4/2/30	7,342	7,144
	American International Group Inc.	4.200%	4/1/28	3,050	2,898
	American International Group Inc.	4.250%	3/15/29	4,961	4,647
	American International Group Inc.	3.400%	6/30/30	23,777	21,272

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	American International Group Inc.	5.750%	4/1/48	11,310	10,600
	Ameriprise Financial Inc.	4.500%	5/13/32	19,885	19,588
[1]	Andrew W Mellon Foundation	0.947%	8/1/27	3,190	2,726
	Aon Corp.	4.500%	12/15/28	16,340	15,887
	Aon Corp.	3.750%	5/2/29	14,683	13,638
	Aon Corp.	2.800%	5/15/30	25,230	21,645
	Aon Corp.	2.050%	8/23/31	6,099	4,834
	Aon Corp.	2.600%	12/2/31	5,920	4,862
	Aon Corp.	5.000%	9/12/32	10,573	10,507
	Ares Capital Corp.	2.875%	6/15/28	27,536	22,627
	Ares Capital Corp.	3.200%	11/15/31	22,578	16,929
	Arthur J Gallagher & Co.	2.400%	11/9/31	5,405	4,276
	Assurant Inc.	4.900%	3/27/28	8,682	8,366
	Assurant Inc.	3.700%	2/22/30	15,394	13,198
	Assured Guaranty US Holdings Inc.	3.150%	6/15/31	4,494	3,772
	Athene Holding Ltd.	4.125%	1/12/28	28,174	25,802
	Athene Holding Ltd.	6.150%	4/3/30	9,225	9,335
	Athene Holding Ltd.	3.500%	1/15/31	25,021	20,706
	AXA SA	8.600%	12/15/30	15,763	18,747
	AXIS Specialty Finance LLC	3.900%	7/15/29	15,580	13,932
[1]	AXIS Specialty Finance LLC	4.900%	1/15/40	3,271	2,678
	AXIS Specialty Finance plc	4.000%	12/6/27	6,759	6,363
	Banco Santander SA	3.800%	2/23/28	25,114	22,862
	Banco Santander SA	4.379%	4/12/28	29,812	27,479
	Banco Santander SA	3.306%	6/27/29	18,741	16,397
	Banco Santander SA	3.490%	5/28/30	11,934	10,024
	Banco Santander SA	2.749%	12/3/30	51,502	38,684
	Banco Santander SA	2.958%	3/25/31	13,066	10,323
	Banco Santander SA	3.225%	11/22/32	21,494	15,861
[1]	Bank of America Corp.	3.419%	12/20/28	130,507	119,033
[1]	Bank of America Corp.	3.970%	3/5/29	68,105	63,239
[1]	Bank of America Corp.	2.087%	6/14/29	83,997	70,808
[1]	Bank of America Corp.	4.271%	7/23/29	81,452	76,663
[1]	Bank of America Corp.	3.974%	2/7/30	85,668	78,786
[1]	Bank of America Corp.	3.194%	7/23/30	66,371	57,893
[1]	Bank of America Corp.	2.884%	10/22/30	46,177	39,333
[1]	Bank of America Corp.	2.496%	2/13/31	94,416	77,769
[1]	Bank of America Corp.	2.592%	4/29/31	73,744	60,945
[1]	Bank of America Corp.	1.898%	7/23/31	69,273	54,007
[1]	Bank of America Corp.	1.922%	10/24/31	70,472	54,620
[1]	Bank of America Corp.	2.651%	3/11/32	39,197	31,832
	Bank of America Corp.	2.687%	4/22/32	130,435	105,822
	Bank of America Corp.	2.299%	7/21/32	103,349	80,975
	Bank of America Corp.	2.572%	10/20/32	80,503	64,112
	Bank of America Corp.	2.972%	2/4/33	79,734	65,337
	Bank of America Corp.	4.571%	4/27/33	89,431	83,353
	Bank of America Corp.	5.015%	7/22/33	121,407	117,299
	Bank of America Corp.	2.482%	9/21/36	52,152	39,132
	Bank of America Corp.	3.846%	3/8/37	58,776	49,546
[1]	Bank of Montreal	3.803%	12/15/32	19,221	16,979
	Bank of Montreal	3.088%	1/10/37	28,420	21,626
[1]	Bank of New York Mellon Corp.	3.400%	1/29/28	30,649	28,717
[1]	Bank of New York Mellon Corp.	3.442%	2/7/28	1	1
[1]	Bank of New York Mellon Corp.	3.850%	4/28/28	18,462	17,792
[1]	Bank of New York Mellon Corp.	1.650%	7/14/28	12,243	10,386
[1]	Bank of New York Mellon Corp.	3.000%	10/30/28	6,299	5,718
[1]	Bank of New York Mellon Corp.	3.300%	8/23/29	14,978	13,505
	Bank of New York Mellon Corp.	4.596%	7/26/30	14,437	14,080

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Bank of New York Mellon Corp.	1.650%	1/28/31	3,279	2,577
[1]	Bank of New York Mellon Corp.	1.800%	7/28/31	23,439	18,394
	Bank of New York Mellon Corp.	2.500%	1/26/32	16,648	13,686
[1]	Bank of New York Mellon Corp.	4.289%	6/13/33	25,310	23,740
	Bank of New York Mellon Corp.	5.834%	10/25/33	35,885	37,788
	Bank of Nova Scotia	2.150%	8/1/31	14,077	11,215
	Bank of Nova Scotia	2.450%	2/2/32	9,615	7,786
	Bank of Nova Scotia	4.588%	5/4/37	33,159	28,495
	BankUnited Inc.	5.125%	6/11/30	6,754	6,271
	Barclays plc	4.337%	1/10/28	31,733	29,470
	Barclays plc	4.836%	5/9/28	49,879	46,054
[1]	Barclays plc	4.972%	5/16/29	47,774	44,819
[1]	Barclays plc	5.088%	6/20/30	33,960	30,706
	Barclays plc	2.645%	6/24/31	4,862	3,799
	Barclays plc	2.667%	3/10/32	19,982	15,301
	Barclays plc	2.894%	11/24/32	44,817	34,322
	Barclays plc	5.746%	8/9/33	39,985	38,168
	Barclays plc	7.437%	11/2/33	36,538	38,708
	Barclays plc	3.564%	9/23/35	23,498	17,778
	Berkshire Hathaway Finance Corp.	1.850%	3/12/30	11,602	9,790
	Berkshire Hathaway Finance Corp.	1.450%	10/15/30	17,247	13,972
	Berkshire Hathaway Finance Corp.	2.875%	3/15/32	18,917	16,713
	BlackRock Inc.	3.250%	4/30/29	19,345	17,993
	BlackRock Inc.	2.400%	4/30/30	25,988	22,390
	BlackRock Inc.	1.900%	1/28/31	34,589	28,181
	BlackRock Inc.	2.100%	2/25/32	13,058	10,613
	Blackstone Private Credit Fund	4.000%	1/15/29	16,685	14,298
	Blackstone Secured Lending Fund	2.850%	9/30/28	14,462	11,399
[2]	BPCE SA	3.250%	1/11/28	695	626
	Brighthouse Financial Inc.	5.625%	5/15/30	21,711	21,212
	Brookfield Finance I UK plc	2.340%	1/30/32	4,337	3,358
	Brookfield Finance Inc.	3.900%	1/25/28	20,447	19,065
	Brookfield Finance Inc.	4.850%	3/29/29	30,672	29,577
	Brookfield Finance Inc.	4.350%	4/15/30	27,097	24,915
	Brookfield Finance Inc.	2.724%	4/15/31	12,943	10,545
	Brown & Brown Inc.	4.500%	3/15/29	7,763	7,289
	Brown & Brown Inc.	2.375%	3/15/31	13,447	10,412
	Brown & Brown Inc.	4.200%	3/17/32	22,415	19,826
	Canadian Imperial Bank of Commerce	3.600%	4/7/32	34,803	31,023
	Capital One Financial Corp.	3.800%	1/31/28	38,219	35,876
	Capital One Financial Corp.	3.273%	3/1/30	16,600	14,281
	Capital One Financial Corp.	5.247%	7/26/30	18,515	17,742
	Capital One Financial Corp.	2.359%	7/29/32	29,442	21,490
	Capital One Financial Corp.	2.618%	11/2/32	16,442	12,709
	Capital One Financial Corp.	5.268%	5/10/33	32,792	31,023
	Cboe Global Markets Inc.	1.625%	12/15/30	13,675	10,786
	Cboe Global Markets Inc.	3.000%	3/16/32	3,381	2,849
	Charles Schwab Corp.	3.200%	1/25/28	26,201	24,548
	Charles Schwab Corp.	2.000%	3/20/28	31,203	27,622
	Charles Schwab Corp.	4.000%	2/1/29	14,597	14,009
	Charles Schwab Corp.	3.250%	5/22/29	22,562	20,640
	Charles Schwab Corp.	2.750%	10/1/29	14,391	12,680
	Charles Schwab Corp.	4.625%	3/22/30	4,622	4,580
	Charles Schwab Corp.	1.650%	3/11/31	18,074	14,216
	Charles Schwab Corp.	2.300%	5/13/31	38,271	31,738
	Charles Schwab Corp.	1.950%	12/1/31	12,986	10,302
	Charles Schwab Corp.	2.900%	3/3/32	10,325	8,873
	Chubb INA Holdings Inc.	1.375%	9/15/30	33,700	26,563

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CI Financial Corp.	3.200%	12/17/30	25,487	19,623
[1]	Cincinnati Financial Corp.	6.920%	5/15/28	7,226	7,785
	Citigroup Inc.	4.450%	9/29/27	40,537	39,046
	Citigroup Inc.	6.625%	1/15/28	601	648
	Citigroup Inc.	4.125%	7/25/28	28,578	27,016
[1]	Citigroup Inc.	4.075%	4/23/29	37,664	35,190
[1]	Citigroup Inc.	3.980%	3/20/30	56,758	51,983
[1]	Citigroup Inc.	2.976%	11/5/30	55,445	47,368
[1]	Citigroup Inc.	2.666%	1/29/31	66,404	55,238
[1]	Citigroup Inc.	4.412%	3/31/31	118,238	110,312
[1]	Citigroup Inc.	2.572%	6/3/31	105,201	86,320
	Citigroup Inc.	2.561%	5/1/32	66,944	53,594
	Citigroup Inc.	6.625%	6/15/32	23,255	24,722
	Citigroup Inc.	2.520%	11/3/32	37,875	29,887
	Citigroup Inc.	3.057%	1/25/33	91,620	75,372
	Citigroup Inc.	3.785%	3/17/33	82,192	71,762
	Citigroup Inc.	4.910%	5/24/33	50,101	47,749
	Citigroup Inc.	6.270%	11/17/33	17,000	17,894
	Citizens Financial Group Inc.	2.500%	2/6/30	10,637	8,693
	Citizens Financial Group Inc.	3.250%	4/30/30	21,849	19,214
	Citizens Financial Group Inc.	2.638%	9/30/32	5,740	4,312
	Citizens Financial Group Inc.	5.641%	5/21/37	7,802	7,286
	CME Group Inc.	3.750%	6/15/28	7,911	7,656
	CME Group Inc.	2.650%	3/15/32	12,605	10,761
	CNA Financial Corp.	3.900%	5/1/29	16,495	15,173
	CNA Financial Corp.	2.050%	8/15/30	2,647	2,089
	CNO Financial Group Inc.	5.250%	5/30/29	13,471	12,920
	Comerica Bank	5.332%	8/25/33	5,620	5,354
	Comerica Inc.	4.000%	2/1/29	17,565	16,563
[2]	Corebridge Financial Inc.	3.850%	4/5/29	27,947	25,482
[2]	Corebridge Financial Inc.	3.900%	4/5/32	40,351	35,585
[2]	Corebridge Financial Inc.	6.875%	12/15/52	21,835	20,039
[2]	Credit Suisse Group AG	6.537%	8/12/33	13,342	11,479
	Deutsche Bank AG	5.882%	7/8/31	7,818	6,765
[1]	Deutsche Bank AG	3.547%	9/18/31	36,889	29,333
	Deutsche Bank AG	3.729%	1/14/32	36,475	26,887
	Deutsche Bank AG	3.035%	5/28/32	27,258	20,543
	Deutsche Bank AG	4.875%	12/1/32	18,135	14,822
	Deutsche Bank AG	3.742%	1/7/33	33,240	23,761
[1]	Discover Bank	4.650%	9/13/28	34,147	31,876
[1]	Discover Bank	2.700%	2/6/30	6,267	5,022
	Discover Financial Services	6.700%	11/29/32	11,700	11,904
	Enstar Group Ltd.	4.950%	6/1/29	24,641	22,634
	Enstar Group Ltd.	3.100%	9/1/31	17,218	12,636
	Equitable Holdings Inc.	7.000%	4/1/28	6,270	6,764
	Equitable Holdings Inc.	4.350%	4/20/28	41,689	39,772
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	11,453	10,907
	Fairfax Financial Holdings Ltd.	4.625%	4/29/30	20,182	18,437
	Fairfax Financial Holdings Ltd.	3.375%	3/3/31	17,179	13,928
[2]	Fairfax Financial Holdings Ltd.	5.625%	8/16/32	15,095	14,220
	Fidelity National Financial Inc.	4.500%	8/15/28	16,593	15,882
	Fidelity National Financial Inc.	3.400%	6/15/30	7,397	6,240
	Fidelity National Financial Inc.	2.450%	3/15/31	13,731	10,547
	Fifth Third Bancorp	3.950%	3/14/28	18,118	17,197
	Fifth Third Bancorp	4.772%	7/28/30	12,167	11,533
	Fifth Third Bancorp	4.337%	4/25/33	23,035	20,967
	First American Financial Corp.	4.000%	5/15/30	10,738	9,155
	First American Financial Corp.	2.400%	8/15/31	18,169	13,437

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	First Horizon Bank	5.750%	5/1/30	8,325	8,176
	First-Citizens Bank & Trust Co.	6.125%	3/9/28	6,680	6,855
	Franklin Resources Inc.	1.600%	10/30/30	19,053	14,782
	FS KKR Capital Corp.	3.250%	7/15/27	1	1
	FS KKR Capital Corp.	3.125%	10/12/28	17,558	14,229
	GATX Corp.	3.500%	3/15/28	4,993	4,544
	GATX Corp.	4.550%	11/7/28	11,284	10,813
	GATX Corp.	4.700%	4/1/29	8,140	7,816
	GATX Corp.	4.000%	6/30/30	17,090	15,348
	GATX Corp.	1.900%	6/1/31	9,703	7,276
	GATX Corp.	3.500%	6/1/32	10,780	9,078
	GE Capital Funding LLC	4.550%	5/15/32	25,432	24,495
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	15,455	14,578
	Global Payments Inc.	4.450%	6/1/28	12,367	11,569
	Global Payments Inc.	3.200%	8/15/29	38,794	33,220
	Global Payments Inc.	2.900%	5/15/30	31,826	26,218
	Global Payments Inc.	2.900%	11/15/31	21,579	17,152
	Global Payments Inc.	5.400%	8/15/32	18,120	17,424
	Globe Life Inc.	4.550%	9/15/28	18,869	18,498
	Globe Life Inc.	2.150%	8/15/30	3,475	2,762
	Globe Life Inc.	4.800%	6/15/32	6,635	6,398
[1]	Goldman Sachs Group Inc.	3.814%	4/23/29	62,210	57,263
[1]	Goldman Sachs Group Inc.	4.223%	5/1/29	91,022	85,444
	Goldman Sachs Group Inc.	2.600%	2/7/30	47,062	39,467
	Goldman Sachs Group Inc.	3.800%	3/15/30	82,957	75,489
	Goldman Sachs Group Inc.	1.992%	1/27/32	58,469	45,188
	Goldman Sachs Group Inc.	2.615%	4/22/32	113,067	91,341
	Goldman Sachs Group Inc.	2.383%	7/21/32	98,420	77,846
	Goldman Sachs Group Inc.	2.650%	10/21/32	71,270	57,196
	Goldman Sachs Group Inc.	3.102%	2/24/33	84,533	70,212
	Hanover Insurance Group Inc.	2.500%	9/1/30	4,067	3,146
	Hartford Financial Services Group Inc.	2.800%	8/19/29	15,291	13,175
[1]	HSBC Holdings plc	4.583%	6/19/29	82,558	75,932
	HSBC Holdings plc	2.206%	8/17/29	76,025	61,415
	HSBC Holdings plc	4.950%	3/31/30	52,150	49,991
[1]	HSBC Holdings plc	3.973%	5/22/30	79,794	69,781
[1]	HSBC Holdings plc	2.848%	6/4/31	43,898	35,091
[1]	HSBC Holdings plc	2.357%	8/18/31	27,509	21,051
[1]	HSBC Holdings plc	7.625%	5/17/32	2,690	2,651
	HSBC Holdings plc	2.804%	5/24/32	85,113	65,914
	HSBC Holdings plc	2.871%	11/22/32	41,055	31,349
	HSBC Holdings plc	4.762%	3/29/33	48,625	41,894
	HSBC Holdings plc	5.402%	8/11/33	64,408	60,243
	HSBC Holdings plc	8.113%	11/3/33	25,000	26,328
	Huntington Bancshares Inc.	2.550%	2/4/30	22,919	18,999
	Huntington Bancshares Inc.	5.023%	5/17/33	12,475	11,918
	Huntington Bancshares Inc.	2.487%	8/15/36	5,566	4,091
	ING Groep NV	4.550%	10/2/28	28,303	26,965
	ING Groep NV	4.050%	4/9/29	18,226	16,706
	ING Groep NV	2.727%	4/1/32	15,373	12,235
	ING Groep NV	4.252%	3/28/33	31,000	27,314
	Intercontinental Exchange Inc.	3.750%	9/21/28	18,900	18,020
	Intercontinental Exchange Inc.	4.350%	6/15/29	45,189	44,589
	Intercontinental Exchange Inc.	2.100%	6/15/30	28,325	23,486
	Intercontinental Exchange Inc.	1.850%	9/15/32	38,566	29,635
	Jackson Financial Inc.	3.125%	11/23/31	13,824	10,694
	Jackson Financial Inc.	5.670%	6/8/32	6,335	6,022

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Jefferies Financial Group Inc.	4.150%	1/23/30	20,382	18,161
	Jefferies Financial Group Inc.	2.625%	10/15/31	25,553	19,399
	Jefferies Financial Group Inc.	2.750%	10/15/32	9,519	7,144
	JPMorgan Chase & Co.	3.875%	9/10/24	1	1
	JPMorgan Chase & Co.	1.040%	2/4/27	82	71
	JPMorgan Chase & Co.	4.250%	10/1/27	18,996	18,487
	JPMorgan Chase & Co.	3.625%	12/1/27	30,974	29,084
[1]	JPMorgan Chase & Co.	3.509%	1/23/29	51,305	46,888
[1]	JPMorgan Chase & Co.	4.005%	4/23/29	60,961	56,888
	JPMorgan Chase & Co.	2.069%	6/1/29	47,158	39,692
[1]	JPMorgan Chase & Co.	4.203%	7/23/29	54,650	51,424
[1]	JPMorgan Chase & Co.	4.452%	12/5/29	76,031	72,258
[1]	JPMorgan Chase & Co.	3.702%	5/6/30	66,173	60,164
	JPMorgan Chase & Co.	4.565%	6/14/30	48,373	46,134
[1]	JPMorgan Chase & Co.	2.739%	10/15/30	100,401	85,266
[1]	JPMorgan Chase & Co.	4.493%	3/24/31	73,782	69,989
[1]	JPMorgan Chase & Co.	2.522%	4/22/31	68,846	57,103
[1]	JPMorgan Chase & Co.	2.956%	5/13/31	83,168	68,912
	JPMorgan Chase & Co.	1.764%	11/19/31	19,700	15,179
	JPMorgan Chase & Co.	1.953%	2/4/32	89,160	69,338
	JPMorgan Chase & Co.	2.580%	4/22/32	107,134	87,034
	JPMorgan Chase & Co.	2.545%	11/8/32	74,714	59,875
	JPMorgan Chase & Co.	2.963%	1/25/33	85,796	70,877
	JPMorgan Chase & Co.	4.586%	4/26/33	39,996	37,638
	JPMorgan Chase & Co.	4.912%	7/25/33	126,098	121,685
	JPMorgan Chase & Co.	5.717%	9/14/33	80,940	79,792
	Kemper Corp.	2.400%	9/30/30	12,350	9,718
	Kemper Corp.	3.800%	2/23/32	9,196	7,817
[1]	KeyBank NA	4.390%	12/14/27	5,525	5,340
[1]	KeyBank NA	6.950%	2/1/28	1,738	1,833
[1]	KeyBank NA	3.900%	4/13/29	11,812	10,660
[1]	KeyBank NA	4.900%	8/8/32	24,772	23,102
[1]	KeyCorp	4.100%	4/30/28	26,276	25,097
[1]	KeyCorp	2.550%	10/1/29	19,318	16,343
[1]	KeyCorp	4.789%	6/1/33	21,295	20,293
	Lazard Group LLC	4.500%	9/19/28	7,554	7,069
	Lazard Group LLC	4.375%	3/11/29	8,029	7,513
	Lincoln National Corp.	3.800%	3/1/28	17,785	16,548
	Lincoln National Corp.	3.050%	1/15/30	13,705	11,374
	Lincoln National Corp.	3.400%	1/15/31	15,084	12,524
	Lloyds Banking Group plc	4.375%	3/22/28	49,681	46,702
	Lloyds Banking Group plc	4.550%	8/16/28	28,479	26,640
[1]	Lloyds Banking Group plc	3.574%	11/7/28	699	624
	Lloyds Banking Group plc	4.976%	8/11/33	31,629	29,140
	Lloyds Banking Group plc	7.953%	11/15/33	5,000	5,245
	Loews Corp.	3.200%	5/15/30	13,141	11,507
	Manulife Financial Corp.	3.703%	3/16/32	14,660	13,179
	Markel Corp.	3.350%	9/17/29	10,245	8,982
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	42,492	41,475
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	17,601	14,508
	Marsh & McLennan Cos. Inc.	2.375%	12/15/31	7,998	6,502
	Marsh & McLennan Cos. Inc.	5.750%	11/1/32	11,000	11,687
	Mastercard Inc.	3.500%	2/26/28	14,034	13,497
	Mastercard Inc.	2.950%	6/1/29	34,749	31,841
	Mastercard Inc.	3.350%	3/26/30	40,200	37,476
	Mastercard Inc.	1.900%	3/15/31	7,733	6,406
	Mastercard Inc.	2.000%	11/18/31	21,368	17,614
	MetLife Inc.	4.550%	3/23/30	31,144	31,133

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	29,786	28,086
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	11,573	10,874
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	41,115	37,930
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	54,598	48,113
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	32,478	26,953
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	42,026	33,474
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	62,677	48,886
	Mitsubishi UFJ Financial Group Inc.	2.494%	10/13/32	11,906	9,386
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/33	21,120	17,091
	Mitsubishi UFJ Financial Group Inc.	4.315%	4/19/33	16,038	14,671
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/33	38,577	37,667
	Mitsubishi UFJ Financial Group Inc.	5.472%	9/13/33	18,590	18,549
	Mizuho Financial Group Inc.	4.018%	3/5/28	28,568	26,665
[1]	Mizuho Financial Group Inc.	4.254%	9/11/29	22,879	21,207
[1]	Mizuho Financial Group Inc.	3.153%	7/16/30	26,471	22,790
[1]	Mizuho Financial Group Inc.	2.869%	9/13/30	21,695	18,252
[1]	Mizuho Financial Group Inc.	2.591%	5/25/31	9,302	7,539
[1]	Mizuho Financial Group Inc.	2.201%	7/10/31	23,821	18,713
[1]	Mizuho Financial Group Inc.	1.979%	9/8/31	30,053	23,084
	Mizuho Financial Group Inc.	2.564%	9/13/31	30,146	23,026
	Mizuho Financial Group Inc.	2.172%	5/22/32	9,521	7,275
	Mizuho Financial Group Inc.	2.260%	7/9/32	6,223	4,791
	Mizuho Financial Group Inc.	5.669%	9/13/33	19,920	19,960
	Moody's Corp.	4.250%	8/8/32	14,422	13,603
	Morgan Stanley	1.593%	5/4/27	11	10
[1]	Morgan Stanley	3.772%	1/24/29	70,144	64,732
[1]	Morgan Stanley	4.431%	1/23/30	73,940	70,083
[1]	Morgan Stanley	2.699%	1/22/31	92,055	77,321
[1]	Morgan Stanley	3.622%	4/1/31	91,838	81,901
[1]	Morgan Stanley	1.794%	2/13/32	63,878	48,656
	Morgan Stanley	7.250%	4/1/32	13,517	15,508
[1]	Morgan Stanley	1.928%	4/28/32	56,532	43,321
[1]	Morgan Stanley	2.239%	7/21/32	93,938	73,264
[1]	Morgan Stanley	2.511%	10/20/32	62,268	49,525
	Morgan Stanley	2.943%	1/21/33	75,453	61,838
	Morgan Stanley	4.889%	7/20/33	48,877	46,637
	Morgan Stanley	6.342%	10/18/33	57,255	60,864
	Morgan Stanley	2.484%	9/16/36	74,235	55,076
	Morgan Stanley	5.297%	4/20/37	45,790	42,621
	Morgan Stanley Domestic Holdings Inc.	4.500%	6/20/28	8,088	7,794
	Nasdaq Inc.	1.650%	1/15/31	18,320	14,164
[1]	NatWest Group plc	4.892%	5/18/29	47,063	44,248
[1]	NatWest Group plc	5.076%	1/27/30	49,707	46,658
[1]	NatWest Group plc	4.445%	5/8/30	26,892	24,361
[1]	NatWest Group plc	3.032%	11/28/35	16,873	12,377
	Nomura Holdings Inc.	2.172%	7/14/28	29,396	24,221
	Nomura Holdings Inc.	2.710%	1/22/29	10,561	8,860
	Nomura Holdings Inc.	3.103%	1/16/30	51,448	42,972
	Nomura Holdings Inc.	2.679%	7/16/30	13,018	10,408
	Nomura Holdings Inc.	2.608%	7/14/31	31,215	24,255
	Nomura Holdings Inc.	2.999%	1/22/32	35,009	27,841
	Northern Trust Corp.	3.650%	8/3/28	7,993	7,696
	Northern Trust Corp.	3.150%	5/3/29	10,826	9,929
	Northern Trust Corp.	1.950%	5/1/30	18,454	15,338
	Northern Trust Corp.	6.125%	11/2/32	18,265	19,261
	ORIX Corp.	3.700%	7/18/27	1	1
	ORIX Corp.	2.250%	3/9/31	12,158	9,627
	ORIX Corp.	4.000%	4/13/32	15,638	13,949

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	ORIX Corp.	5.200%	9/13/32	10,550	10,320
	Owl Rock Capital Corp.	2.875%	6/11/28	16,935	13,597
	PartnerRe Finance B LLC	3.700%	7/2/29	13,392	12,127
	PartnerRe Finance B LLC	4.500%	10/1/50	11,892	9,876
	PayPal Holdings Inc.	2.850%	10/1/29	43,845	38,391
	PayPal Holdings Inc.	2.300%	6/1/30	22,344	18,548
	PayPal Holdings Inc.	4.400%	6/1/32	33,306	31,734
[1]	PNC Bank NA	3.250%	1/22/28	17,879	16,691
[1]	PNC Bank NA	4.050%	7/26/28	44,732	42,226
[1]	PNC Bank NA	2.700%	10/22/29	13,103	11,100
[3]	PNC Financial Services Group Inc.	5.354%	12/2/28	10,000	10,073
	PNC Financial Services Group Inc.	3.450%	4/23/29	37,489	34,534
	PNC Financial Services Group Inc.	2.550%	1/22/30	34,306	29,160
	PNC Financial Services Group Inc.	2.307%	4/23/32	22,310	18,165
	PNC Financial Services Group Inc.	4.626%	6/6/33	18,355	16,894
	PNC Financial Services Group Inc.	6.037%	10/28/33	41,600	43,711
	Primerica Inc.	2.800%	11/19/31	17,154	14,114
	Principal Financial Group Inc.	3.100%	11/15/26	10,123	9,475
	Principal Financial Group Inc.	3.700%	5/15/29	12,989	12,172
	Principal Financial Group Inc.	2.125%	6/15/30	2,254	1,861
	Progressive Corp.	4.000%	3/1/29	13,994	13,543
	Progressive Corp.	6.625%	3/1/29	3,985	4,378
	Progressive Corp.	3.200%	3/26/30	23,183	20,944
	Progressive Corp.	3.000%	3/15/32	9,471	8,367
	Prospect Capital Corp.	3.437%	10/15/28	4,278	3,307
[1]	Prudential Financial Inc.	3.878%	3/27/28	6,772	6,531
[1]	Prudential Financial Inc.	2.100%	3/10/30	1,716	1,423
[1]	Prudential Financial Inc.	4.500%	9/15/47	3,185	2,789
[1]	Prudential Financial Inc.	5.700%	9/15/48	17,092	15,995
[1]	Prudential Financial Inc.	3.700%	10/1/50	23,080	18,598
	Prudential Financial Inc.	5.125%	3/1/52	30,303	26,080
	Prudential Financial Inc.	6.000%	9/1/52	27,553	25,450
	Prudential plc	3.125%	4/14/30	23,326	20,399
	Prudential plc	3.625%	3/24/32	8,651	7,683
	Raymond James Financial Inc.	4.650%	4/1/30	14,152	13,826
	Regions Financial Corp.	1.800%	8/12/28	16,545	14,060
	Reinsurance Group of America Inc.	3.900%	5/15/29	18,855	17,305
	Reinsurance Group of America Inc.	3.150%	6/15/30	4,396	3,764
	RenaissanceRe Holdings Ltd.	3.600%	4/15/29	10,154	9,266
[1]	Royal Bank of Canada	2.300%	11/3/31	46,586	37,598
	Royal Bank of Canada	3.875%	5/4/32	14,258	13,086
	Santander Holdings USA Inc.	4.400%	7/13/27	9,038	8,678
	Santander UK Group Holdings plc	2.896%	3/15/32	21,773	16,804
[1]	State Street Corp.	4.141%	12/3/29	12,459	11,869
	State Street Corp.	2.400%	1/24/30	24,048	20,526
	State Street Corp.	2.200%	3/3/31	29,735	24,148
	State Street Corp.	3.152%	3/30/31	13,436	11,824
	State Street Corp.	4.421%	5/13/33	9,573	9,141
	State Street Corp.	4.164%	8/4/33	26,870	25,017
[1]	State Street Corp.	3.031%	11/1/34	3,848	3,261
	Stewart Information Services Corp.	3.600%	11/15/31	13,690	10,731
	Stifel Financial Corp.	4.000%	5/15/30	10,676	9,367
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	19,781	18,203
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	20,221	18,780
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	60,837	50,493
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	9,011	8,495
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	63,860	55,656
	Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	10,883	9,386

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/29	9,548	8,097
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	33,465	28,291
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	45,505	36,181
	Sumitomo Mitsui Financial Group Inc.	2.142%	9/23/30	29,925	23,190
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/31	11,985	9,090
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/31	4,960	3,881
	SVB Financial Group	2.100%	5/15/28	4,720	3,870
	SVB Financial Group	3.125%	6/5/30	13,689	11,196
	SVB Financial Group	1.800%	2/2/31	19,994	14,297
	SVB Financial Group	4.570%	4/29/33	8,005	7,144
	Synchrony Financial	3.950%	12/1/27	23,787	21,345
	Synchrony Financial	5.150%	3/19/29	14,002	13,371
	Synchrony Financial	2.875%	10/28/31	10,781	8,166
[1]	Toronto-Dominion Bank	2.000%	9/10/31	29,339	23,114
[1]	Toronto-Dominion Bank	2.450%	1/12/32	10,207	8,308
[1]	Toronto-Dominion Bank	3.200%	3/10/32	47,072	40,743
	Toronto-Dominion Bank	4.456%	6/8/32	54,484	52,168
[1]	Truist Bank	2.250%	3/11/30	27,346	22,223
[1]	Truist Financial Corp.	3.875%	3/19/29	20,884	19,339
[1]	Truist Financial Corp.	1.887%	6/7/29	31,748	26,772
[1]	Truist Financial Corp.	1.950%	6/5/30	5,356	4,367
[1]	Truist Financial Corp.	4.916%	7/28/33	21,120	19,918
[1]	Truist Financial Corp.	6.123%	10/28/33	30,000	31,616
	Unum Group	4.000%	6/15/29	10,164	9,242
[1]	US Bancorp	3.900%	4/26/28	25,792	24,870
[1]	US Bancorp	3.000%	7/30/29	25,584	22,724
[1]	US Bancorp	1.375%	7/22/30	23,494	18,352
[1]	US Bancorp	2.677%	1/27/33	11,694	9,675
	US Bancorp	4.967%	7/22/33	32,818	31,270
	US Bancorp	5.850%	10/21/33	49,940	52,103
	US Bancorp	2.491%	11/3/36	31,155	24,153
	Visa Inc.	2.750%	9/15/27	13,846	12,969
	Visa Inc.	2.050%	4/15/30	36,803	31,797
	Visa Inc.	1.100%	2/15/31	21,257	16,708
[1]	Voya Financial Inc.	4.700%	1/23/48	8,411	6,285
	Webster Financial Corp.	4.100%	3/25/29	7,534	6,854
[1]	Wells Fargo & Co.	3.196%	6/17/27	184	171
[1]	Wells Fargo & Co.	4.150%	1/24/29	63,145	59,614
[1]	Wells Fargo & Co.	7.950%	11/15/29	1,285	1,380
[1]	Wells Fargo & Co.	2.879%	10/30/30	100,139	86,214
[1]	Wells Fargo & Co.	2.572%	2/11/31	79,376	66,547
[1]	Wells Fargo & Co.	4.478%	4/4/31	62,881	59,749
[1]	Wells Fargo & Co.	3.350%	3/2/33	86,405	73,879
[1]	Wells Fargo & Co.	4.897%	7/25/33	109,409	105,422
	Western Union Co.	2.750%	3/15/31	3,299	2,528
	Westpac Banking Corp.	3.400%	1/25/28	15,314	14,482
	Westpac Banking Corp.	1.953%	11/20/28	44,410	37,958
	Westpac Banking Corp.	2.650%	1/16/30	15,035	13,153
	Westpac Banking Corp.	2.150%	6/3/31	29,460	24,444
	Westpac Banking Corp.	5.405%	8/10/33	22,617	20,767
	Westpac Banking Corp.	4.110%	7/24/34	35,931	30,608
	Westpac Banking Corp.	2.668%	11/15/35	24,083	17,683
	Westpac Banking Corp.	3.020%	11/18/36	30,324	22,290
	Willis North America Inc.	4.500%	9/15/28	16,962	16,087
	Willis North America Inc.	2.950%	9/15/29	18,477	15,672
	Wintrust Financial Corp.	4.850%	6/6/29	4,173	3,816
	Zions Bancorp NA	3.250%	10/29/29	7,863	6,538
					12,564,355

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Health Care (9.0%)
[4]	Abbott Laboratories	1.150%	1/30/28	17,676	15,226
	Abbott Laboratories	1.400%	6/30/30	2,704	2,183
	AbbVie Inc.	4.250%	11/14/28	53,931	52,625
	AbbVie Inc.	3.200%	11/21/29	137,002	125,146
	Adventist Health System	2.952%	3/1/29	8,314	7,184
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	8,884	8,401
[1]	Advocate Health & Hospitals Corp.	2.211%	6/15/30	8,743	7,241
	Agilent Technologies Inc.	2.750%	9/15/29	2,387	2,092
	Agilent Technologies Inc.	2.100%	6/4/30	10,763	8,808
	Agilent Technologies Inc.	2.300%	3/12/31	29,484	24,183
	AmerisourceBergen Corp.	3.450%	12/15/27	25,804	24,208
	AmerisourceBergen Corp.	2.800%	5/15/30	7,326	6,246
	AmerisourceBergen Corp.	2.700%	3/15/31	32,981	27,507
	Amgen Inc.	1.650%	8/15/28	36,840	31,308
	Amgen Inc.	3.000%	2/22/29	8,590	7,774
	Amgen Inc.	4.050%	8/18/29	23,430	22,326
	Amgen Inc.	2.450%	2/21/30	36,027	30,912
	Amgen Inc.	2.300%	2/25/31	40,828	34,064
	Amgen Inc.	2.000%	1/15/32	15,629	12,456
	Amgen Inc.	3.350%	2/22/32	36,679	32,791
	Amgen Inc.	4.200%	3/1/33	13,000	12,257
[1]	Ascension Health	2.532%	11/15/29	15,350	13,297
	AstraZeneca Finance LLC	1.750%	5/28/28	37,940	33,040
	AstraZeneca Finance LLC	2.250%	5/28/31	18,343	15,437
	AstraZeneca plc	4.000%	1/17/29	35,502	34,505
	AstraZeneca plc	1.375%	8/6/30	34,323	27,510
	Banner Health	2.338%	1/1/30	4,611	3,874
	Banner Health	1.897%	1/1/31	7,865	6,254
	Baxter International Inc.	2.272%	12/1/28	43,733	37,793
	Baxter International Inc.	3.950%	4/1/30	19,671	18,190
	Baxter International Inc.	1.730%	4/1/31	13,789	10,632
	Baxter International Inc.	2.539%	2/1/32	46,344	37,431
[1]	Baylor Scott & White Holdings	1.777%	11/15/30	5,223	4,107
	Becton Dickinson & Co.	3.700%	6/6/27	6,000	5,737
	Becton Dickinson & Co.	1.957%	2/11/31	29,897	24,035
	Becton Dickinson & Co.	4.298%	8/22/32	19,755	18,823
	Biogen Inc.	2.250%	5/1/30	26,859	22,175
	Bio-Rad Laboratories Inc.	3.700%	3/15/32	20,135	17,463
[1]	Bon Secours Mercy Health Inc.	4.302%	7/1/28	2,150	2,079
[1]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	13,477	12,168
[1]	Bon Secours Mercy Health Inc.	2.095%	6/1/31	2,999	2,376
	Boston Scientific Corp.	4.000%	3/1/28	50	49
	Boston Scientific Corp.	2.650%	6/1/30	36,284	31,296
	Bristol-Myers Squibb Co.	3.900%	2/20/28	48,792	47,469
	Bristol-Myers Squibb Co.	3.400%	7/26/29	51,829	48,553
	Bristol-Myers Squibb Co.	1.450%	11/13/30	29,404	23,497
	Bristol-Myers Squibb Co.	2.950%	3/15/32	49,325	43,744
[1]	Cedars-Sinai Health System	2.288%	8/15/31	8,250	6,702
	Centene Corp.	4.250%	12/15/27	4,412	4,143
	Centene Corp.	2.450%	7/15/28	59,595	50,388
	Centene Corp.	4.625%	12/15/29	86,940	80,813
	Centene Corp.	3.375%	2/15/30	41,500	35,416
	Centene Corp.	3.000%	10/15/30	59,097	48,765
	Centene Corp.	2.500%	3/1/31	60,368	47,808
	Centene Corp.	2.625%	8/1/31	37,387	29,625
[1]	CHRISTUS Health	4.341%	7/1/28	7,418	7,073
	Cigna Corp.	4.375%	10/15/28	89,256	87,024

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cigna Corp.	2.400%	3/15/30	41,780	35,499
	Cigna Corp.	2.375%	3/15/31	38,427	31,857
	CommonSpirit Health	3.347%	10/1/29	24,080	21,072
	CVS Health Corp.	4.300%	3/25/28	75,258	73,164
	CVS Health Corp.	3.250%	8/15/29	54,831	49,596
	CVS Health Corp.	3.750%	4/1/30	37,318	34,524
	CVS Health Corp.	1.750%	8/21/30	47,971	38,260
	CVS Health Corp.	1.875%	2/28/31	54,118	43,160
	CVS Health Corp.	2.125%	9/15/31	15,997	12,830
	DENTSPLY SIRONA Inc.	3.250%	6/1/30	19,498	16,195
	DH Europe Finance II Sarl	2.600%	11/15/29	16,270	14,387
	Edwards Lifesciences Corp.	4.300%	6/15/28	15,126	14,614
	Elevance Health Inc.	3.650%	12/1/27	42,647	40,581
	Elevance Health Inc.	4.101%	3/1/28	34,269	33,148
	Elevance Health Inc.	2.875%	9/15/29	29,644	26,194
	Elevance Health Inc.	2.250%	5/15/30	25,774	21,600
	Elevance Health Inc.	2.550%	3/15/31	28,675	24,224
	Elevance Health Inc.	4.100%	5/15/32	3,505	3,306
	Elevance Health Inc.	5.500%	10/15/32	19,005	19,633
	Eli Lilly & Co.	3.375%	3/15/29	11,186	10,627
[2]	GE Healthcare Holding LLC	5.857%	3/15/30	25,000	25,928
[2]	GE Healthcare Holding LLC	5.905%	11/22/32	45,000	47,261
	Gilead Sciences Inc.	1.650%	10/1/30	17,686	14,253
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	57,995	56,170
	GlaxoSmithKline Capital plc	3.375%	6/1/29	17,944	16,741
	HCA Inc.	5.625%	9/1/28	30,283	30,267
	HCA Inc.	5.875%	2/1/29	22,190	22,409
[2]	HCA Inc.	3.375%	3/15/29	16,935	14,937
	HCA Inc.	4.125%	6/15/29	45,785	41,983
	HCA Inc.	3.500%	9/1/30	68,715	59,509
	HCA Inc.	2.375%	7/15/31	22,220	17,456
[2]	HCA Inc.	3.625%	3/15/32	55,227	47,290
	Humana Inc.	5.750%	3/1/28	5,000	5,118
	Humana Inc.	3.700%	3/23/29	11,960	11,024
	Humana Inc.	3.125%	8/15/29	16,860	14,900
	Humana Inc.	4.875%	4/1/30	15,579	15,298
	Humana Inc.	2.150%	2/3/32	18,353	14,525
	Illumina Inc.	2.550%	3/23/31	10,669	8,436
	Johnson & Johnson	2.900%	1/15/28	37,779	35,781
	Johnson & Johnson	6.950%	9/1/29	2,170	2,575
	Johnson & Johnson	1.300%	9/1/30	45,738	37,524
	Laboratory Corp. of America Holdings	2.950%	12/1/29	7,452	6,492
	Laboratory Corp. of America Holdings	2.700%	6/1/31	14,448	12,113
	Merck & Co. Inc.	1.900%	12/10/28	10,500	9,137
	Merck & Co. Inc.	3.400%	3/7/29	48,055	45,287
	Merck & Co. Inc.	1.450%	6/24/30	31,878	25,846
	Merck & Co. Inc.	2.150%	12/10/31	59,335	49,325
	Mylan Inc.	4.550%	4/15/28	13,430	12,726
	Novartis Capital Corp.	2.200%	8/14/30	33,095	28,485
[1]	Ochsner LSU Health System of North Louisiana	2.510%	5/15/31	7,390	5,719
	OhioHealth Corp.	2.297%	11/15/31	7,890	6,380
	PerkinElmer Inc.	1.900%	9/15/28	18,310	15,270
	PerkinElmer Inc.	3.300%	9/15/29	14,649	12,842
	PerkinElmer Inc.	2.550%	3/15/31	11,452	9,325
	PerkinElmer Inc.	2.250%	9/15/31	10,118	8,002
	Pfizer Inc.	3.600%	9/15/28	8,665	8,375
	Pfizer Inc.	3.450%	3/15/29	62,817	59,562
	Pfizer Inc.	2.625%	4/1/30	37,424	33,249

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pfizer Inc.	1.700%	5/28/30	25,164	20,914
	Pfizer Inc.	1.750%	8/18/31	25,826	21,076
	Pharmacia LLC	6.600%	12/1/28	10,371	11,473
[1]	Piedmont Healthcare Inc.	2.044%	1/1/32	5,541	4,349
[1]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	6,802	5,750
	Quest Diagnostics Inc.	4.200%	6/30/29	8,885	8,547
	Quest Diagnostics Inc.	2.950%	6/30/30	23,109	20,098
	Quest Diagnostics Inc.	2.800%	6/30/31	1,579	1,334
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	29,996	23,579
	Royalty Pharma plc	2.200%	9/2/30	19,499	15,457
	Royalty Pharma plc	2.150%	9/2/31	19,751	15,227
[1]	Rush Obligated Group	3.922%	11/15/29	8,281	7,564
	Sanofi	3.625%	6/19/28	22,231	21,406
	Smith & Nephew plc	2.032%	10/14/30	25,259	19,799
[1]	Stanford Health Care	3.310%	8/15/30	7,540	6,770
	STERIS Irish FinCo Unltd. Co.	2.700%	3/15/31	30,035	24,616
	Stryker Corp.	3.650%	3/7/28	14,756	14,157
	Stryker Corp.	1.950%	6/15/30	16,800	13,852
[1]	Sutter Health	3.695%	8/15/28	2,289	2,123
[1]	Sutter Health	2.294%	8/15/30	17,195	14,180
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	56,602	56,515
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	48,712	40,189
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	21,385	18,307
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	17,745	15,795
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	37,146	30,527
	Thermo Fisher Scientific Inc.	4.950%	11/21/32	14,265	14,619
	UnitedHealth Group Inc.	3.450%	1/15/27	90	86
	UnitedHealth Group Inc.	2.950%	10/15/27	7,874	7,336
	UnitedHealth Group Inc.	5.250%	2/15/28	9,300	9,561
	UnitedHealth Group Inc.	3.850%	6/15/28	35,862	34,620
	UnitedHealth Group Inc.	3.875%	12/15/28	15,272	14,696
	UnitedHealth Group Inc.	2.875%	8/15/29	34,925	31,439
	UnitedHealth Group Inc.	5.300%	2/15/30	32,535	33,692
	UnitedHealth Group Inc.	2.000%	5/15/30	10,918	9,113
	UnitedHealth Group Inc.	2.300%	5/15/31	56,212	47,071
	UnitedHealth Group Inc.	4.200%	5/15/32	49,530	47,797
[2]	Universal Health Services Inc.	2.650%	10/15/30	21,943	17,602
[2]	Universal Health Services Inc.	2.650%	1/15/32	10,012	7,664
	Viatris Inc.	2.300%	6/22/27	7,125	6,133
	Viatris Inc.	2.700%	6/22/30	26,089	20,783
	Zimmer Biomet Holdings Inc.	3.550%	3/20/30	7,781	6,561
	Zimmer Biomet Holdings Inc.	2.600%	11/24/31	10,933	8,924
	Zoetis Inc.	3.900%	8/20/28	16,978	16,205
	Zoetis Inc.	2.000%	5/15/30	18,424	15,126
	Zoetis Inc.	5.600%	11/16/32	18,750	19,653
					3,688,505
Industrials (6.4%)
[1]	3M Co.	3.625%	9/14/28	6,065	5,792
[1]	3M Co.	3.375%	3/1/29	24,499	22,864
	3M Co.	2.375%	8/26/29	20,804	17,911
	3M Co.	3.050%	4/15/30	13,304	11,926
	Acuity Brands Lighting Inc.	2.150%	12/15/30	12,902	10,005
	Allegion plc	3.500%	10/1/29	12,819	11,065
	Allegion US Holding Co. Inc.	5.411%	7/1/32	13,130	12,610
[1]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/34	3,735	2,978
[1]	American Airlines Pass-Through Trust Class AA Series 2015-2	3.600%	9/22/27	2,169	1,949

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	American Airlines Pass-Through Trust Class AA Series 2016-1	3.575%	1/15/28	8,769	7,847
[1]	American Airlines Pass-Through Trust Class AA Series 2016-2	3.200%	6/15/28	10,420	9,089
[1]	American Airlines Pass-Through Trust Class AA Series 2016-3	3.000%	10/15/28	6,550	5,651
[1]	American Airlines Pass-Through Trust Class AA Series 2017-1	3.650%	2/15/29	10,126	9,018
[1]	American Airlines Pass-Through Trust Class AA Series 2017-2	3.350%	10/15/29	9,919	8,660
[1]	American Airlines Pass-Through Trust Class AA Series 2019-1	3.150%	2/15/32	11,745	9,784
	Amphenol Corp.	4.350%	6/1/29	12,890	12,457
	Amphenol Corp.	2.800%	2/15/30	27,443	23,821
	Amphenol Corp.	2.200%	9/15/31	13,721	11,024
	Boeing Co.	3.250%	2/1/28	15,097	13,813
	Boeing Co.	3.250%	3/1/28	11,714	10,461
	Boeing Co.	3.450%	11/1/28	16,320	14,657
	Boeing Co.	3.200%	3/1/29	28,515	25,160
	Boeing Co.	2.950%	2/1/30	24,397	20,734
	Boeing Co.	5.150%	5/1/30	102,846	100,338
	Boeing Co.	3.625%	2/1/31	31,921	28,151
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	1,501	1,429
	Canadian National Railway Co.	6.900%	7/15/28	6,831	7,560
	Canadian National Railway Co.	3.850%	8/5/32	16,361	15,455
	Canadian Pacific Railway Co.	4.000%	6/1/28	4,543	4,408
	Canadian Pacific Railway Co.	2.050%	3/5/30	28,638	23,695
	Canadian Pacific Railway Co.	7.125%	10/15/31	3,981	4,457
	Canadian Pacific Railway Co.	2.450%	12/2/31	34,327	28,662
	Carrier Global Corp.	2.722%	2/15/30	72,717	62,069
	Carrier Global Corp.	2.700%	2/15/31	18,510	15,503
	Caterpillar Inc.	2.600%	9/19/29	2,196	1,958
	Caterpillar Inc.	2.600%	4/9/30	34,395	30,223
	Caterpillar Inc.	1.900%	3/12/31	4,829	3,987
	CH Robinson Worldwide Inc.	4.200%	4/15/28	15,061	14,313
[1]	CNH Industrial NV	3.850%	11/15/27	12,073	11,321
	CSX Corp.	3.250%	6/1/27	5,000	4,718
	CSX Corp.	3.800%	3/1/28	17,156	16,502
	CSX Corp.	4.250%	3/15/29	27,474	26,587
	CSX Corp.	2.400%	2/15/30	5,592	4,787
	CSX Corp.	4.100%	11/15/32	23,853	22,682
	Cummins Inc.	1.500%	9/1/30	12,691	10,156
	Deere & Co.	5.375%	10/16/29	8,448	8,894
	Deere & Co.	3.100%	4/15/30	28,409	25,716
[2]	Delta Air Lines Inc.	4.750%	10/20/28	21,000	19,897
[1]	Delta Air Lines Pass-Through Trust Class AA Series 2020-1	2.000%	6/10/28	14,884	12,801
	Dover Corp.	2.950%	11/4/29	3,234	2,848
	Eaton Corp.	4.000%	11/2/32	8,195	7,617
	Emerson Electric Co.	1.800%	10/15/27	6,122	5,409
	Emerson Electric Co.	2.000%	12/21/28	26,249	22,664
	Emerson Electric Co.	1.950%	10/15/30	10,966	8,981
	Emerson Electric Co.	2.200%	12/21/31	32,680	26,871
	FedEx Corp.	3.400%	2/15/28	17,412	16,212
	FedEx Corp.	4.200%	10/17/28	11,192	10,705
	FedEx Corp.	3.100%	8/5/29	20,079	17,763
	FedEx Corp.	4.250%	5/15/30	23,650	22,225
	FedEx Corp.	2.400%	5/15/31	20,605	16,860
	Flowserve Corp.	3.500%	10/1/30	23,780	19,973

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	General Dynamics Corp.	3.750%	5/15/28	24,367	23,413
	General Dynamics Corp.	3.625%	4/1/30	30,798	29,115
	General Dynamics Corp.	2.250%	6/1/31	5,534	4,706
[1]	General Electric Co.	6.750%	3/15/32	37,474	42,476
	Honeywell International Inc.	4.950%	2/15/28	7,430	7,581
	Honeywell International Inc.	2.700%	8/15/29	11,503	10,347
	Honeywell International Inc.	1.950%	6/1/30	34,873	29,200
	Honeywell International Inc.	1.750%	9/1/31	38,387	30,882
	Honeywell International Inc.	5.000%	2/15/33	5,000	5,154
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	12,000	10,991
	Huntington Ingalls Industries Inc.	2.043%	8/16/28	17,757	14,814
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	7,248	6,661
	IDEX Corp.	3.000%	5/1/30	23,561	20,538
[1]	JetBlue Pass-Through Trust Class A Series 2020-1	4.000%	11/15/32	1,586	1,405
[1]	JetBlue Pass-Through Trust Class AA Series 2019-1	2.750%	5/15/32	2,011	1,674
[1]	John Deere Capital Corp.	1.500%	3/6/28	15,360	13,244
[1]	John Deere Capital Corp.	3.450%	3/7/29	18,007	16,922
[1]	John Deere Capital Corp.	2.800%	7/18/29	17,840	16,042
[1]	John Deere Capital Corp.	2.450%	1/9/30	20,890	18,179
	John Deere Capital Corp.	1.450%	1/15/31	14,866	11,730
[1]	John Deere Capital Corp.	3.900%	6/7/32	35,742	33,826
[1]	John Deere Capital Corp.	4.350%	9/15/32	26,150	25,776
	Johnson Controls International plc	1.750%	9/15/30	21,244	17,087
	Johnson Controls International plc	2.000%	9/16/31	2,882	2,285
	Kansas City Southern	2.875%	11/15/29	11,664	10,152
	Kennametal Inc.	4.625%	6/15/28	8,670	8,191
	Kennametal Inc.	2.800%	3/1/31	3,523	2,775
	Keysight Technologies Inc.	3.000%	10/30/29	6,091	5,334
	Kirby Corp.	4.200%	3/1/28	13,530	12,316
	L3Harris Technologies Inc.	4.400%	6/15/28	23,000	22,261
[1]	L3Harris Technologies Inc.	4.400%	6/15/28	23,057	22,376
	L3Harris Technologies Inc.	1.800%	1/15/31	16,523	12,879
	Lockheed Martin Corp.	1.850%	6/15/30	11,538	9,542
	Lockheed Martin Corp.	3.900%	6/15/32	24,055	22,915
	Lockheed Martin Corp.	5.250%	1/15/33	18,660	19,450
[2]	Mileage Plus Holdings LLC	6.500%	6/20/27	15,200	15,057
	Norfolk Southern Corp.	3.800%	8/1/28	18,392	17,611
	Norfolk Southern Corp.	2.550%	11/1/29	14,610	12,659
	Norfolk Southern Corp.	2.300%	5/15/31	4,339	3,624
	Norfolk Southern Corp.	3.000%	3/15/32	14,744	12,812
	Northrop Grumman Corp.	3.250%	1/15/28	40,225	37,383
	Northrop Grumman Corp.	4.400%	5/1/30	16,315	15,993
[1]	Northrop Grumman Corp.	7.750%	2/15/31	4,902	5,724
	nVent Finance Sarl	4.550%	4/15/28	10,621	9,840
	nVent Finance Sarl	2.750%	11/15/31	6,164	4,752
	Oshkosh Corp.	4.600%	5/15/28	7,165	6,812
	Oshkosh Corp.	3.100%	3/1/30	8,110	6,803
	Otis Worldwide Corp.	2.565%	2/15/30	41,671	35,527
	Parker-Hannifin Corp.	3.250%	6/14/29	28,405	25,665
	Parker-Hannifin Corp.	4.500%	9/15/29	30,845	30,027
	Pentair Finance Sarl	4.500%	7/1/29	14,509	13,308
	Pentair Finance Sarl	5.900%	7/15/32	5,885	5,848
	Raytheon Technologies Corp.	4.125%	11/16/28	75,967	73,600
	Raytheon Technologies Corp.	2.250%	7/1/30	22,715	19,117
	Raytheon Technologies Corp.	1.900%	9/1/31	15,726	12,535
	Raytheon Technologies Corp.	2.375%	3/15/32	49,053	40,232

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic Services Inc.	3.375%	11/15/27	10,897	10,240
	Republic Services Inc.	3.950%	5/15/28	14,724	14,135
	Republic Services Inc.	2.300%	3/1/30	17,775	15,100
	Republic Services Inc.	1.450%	2/15/31	20,001	15,581
	Republic Services Inc.	1.750%	2/15/32	10,440	8,146
	Rockwell Automation Inc.	3.500%	3/1/29	13,928	13,099
	Rockwell Automation Inc.	1.750%	8/15/31	7,740	6,194
	Southwest Airlines Co.	3.000%	11/15/26	9,695	8,954
	Southwest Airlines Co.	5.125%	6/15/27	15,777	15,914
	Southwest Airlines Co.	2.625%	2/10/30	2,313	1,930
[1]	Spirit Airlines Pass-Through Trust Class A Series 2015-1	4.100%	4/1/28	1,917	1,609
	Teledyne Technologies Inc.	2.250%	4/1/28	18,208	15,751
	Teledyne Technologies Inc.	2.750%	4/1/31	36,223	29,878
	Textron Inc.	3.375%	3/1/28	12,193	11,036
	Textron Inc.	3.900%	9/17/29	13,807	12,576
	Textron Inc.	3.000%	6/1/30	9,603	8,204
	Textron Inc.	2.450%	3/15/31	10,430	8,411
	Timken Co.	4.500%	12/15/28	8,523	8,123
	Timken Co.	4.125%	4/1/32	10,605	9,644
	Trane Technologies Global Holding Co. Ltd.	3.750%	8/21/28	13,052	12,439
	Trane Technologies Luxembourg Finance SA	3.800%	3/21/29	19,729	18,295
	Trimble Inc.	4.900%	6/15/28	11,078	10,759
[2]	Triton Container International Ltd.	3.150%	6/15/31	10,945	8,640
	Triton Container International Ltd.	3.250%	3/15/32	4,542	3,538
	Tyco Electronics Group SA	2.500%	2/4/32	11,403	9,494
	Union Pacific Corp.	2.150%	2/5/27	9,239	8,450
	Union Pacific Corp.	3.950%	9/10/28	25,436	24,681
	Union Pacific Corp.	6.625%	2/1/29	2,639	2,906
	Union Pacific Corp.	3.700%	3/1/29	16,139	15,417
	Union Pacific Corp.	2.400%	2/5/30	21,535	18,612
	Union Pacific Corp.	2.375%	5/20/31	14,105	11,988
	Union Pacific Corp.	2.800%	2/14/32	36,328	31,697
	Union Pacific Corp.	2.891%	4/6/36	3,575	2,884
[1]	United Airlines Pass-Through Trust Class A Series 2016-1	3.450%	7/7/28	3,195	2,553
[1]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	18,728	18,360
[1]	United Airlines Pass-Through Trust Class AA Series 2015-1	3.450%	12/1/27	5,981	5,333
[1]	United Airlines Pass-Through Trust Class AA Series 2016-1	3.100%	7/7/28	9,460	8,365
[1]	United Airlines Pass-Through Trust Class AA Series 2016-2	2.875%	10/7/28	7,766	6,541
[1]	United Airlines Pass-Through Trust Class AA Series 2018-1	3.500%	3/1/30	3,641	3,064
[1]	United Airlines Pass-Through Trust Class AA Series 2019-1	4.150%	8/25/31	7,280	6,504
[1]	United Airlines Pass-Through Trust Class AA Series 2019-2	2.700%	5/1/32	10,154	7,946
	United Parcel Service Inc.	3.050%	11/15/27	7,003	6,688
	United Parcel Service Inc.	3.400%	3/15/29	21,894	20,614
	United Parcel Service Inc.	2.500%	9/1/29	9,669	8,498
	United Parcel Service Inc.	4.450%	4/1/30	21,185	21,054
[1]	US Airways Pass-Through Trust Class A Series 2012-1	5.900%	10/1/24	465	448
	Vontier Corp.	2.400%	4/1/28	11,380	9,004
	Vontier Corp.	2.950%	4/1/31	18,701	13,540
	Waste Connections Inc.	4.250%	12/1/28	11,719	11,331

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Waste Connections Inc.	3.500%	5/1/29	16,665	15,450
	Waste Connections Inc.	2.600%	2/1/30	17,341	14,962
	Waste Connections Inc.	2.200%	1/15/32	19,940	16,030
	Waste Connections Inc.	3.200%	6/1/32	12,287	10,723
	Waste Management Inc.	1.150%	3/15/28	17,856	14,981
	Waste Management Inc.	2.000%	6/1/29	7,072	6,063
	Waste Management Inc.	1.500%	3/15/31	26,321	20,857
	Waste Management Inc.	4.150%	4/15/32	23,795	22,970
	Westinghouse Air Brake Technologies Corp.	4.950%	9/15/28	28,967	27,629
	Xylem Inc.	1.950%	1/30/28	14,078	12,227
	Xylem Inc.	2.250%	1/30/31	11,277	9,266
					2,626,167
Materials (3.0%)
	Air Products and Chemicals Inc.	2.050%	5/15/30	22,844	19,216
	Albemarle Corp.	5.050%	6/1/32	14,052	13,514
	Amcor Finance USA Inc.	4.500%	5/15/28	9,520	8,947
[1]	Amcor Flexibles North America Inc.	3.100%	9/15/26	6,123	5,728
	Amcor Flexibles North America Inc.	2.630%	6/19/30	26,436	21,562
	Amcor Flexibles North America Inc.	2.690%	5/25/31	7,573	6,151
	AngloGold Ashanti Holdings plc	3.375%	11/1/28	18,625	16,205
	AngloGold Ashanti Holdings plc	3.750%	10/1/30	17,361	14,974
	AptarGroup Inc.	3.600%	3/15/32	5,025	4,224
	ArcelorMittal SA	4.250%	7/16/29	11,590	10,420
	ArcelorMittal SA	6.800%	11/29/32	25,100	25,372
	Cabot Corp.	4.000%	7/1/29	6,075	5,460
	Cabot Corp.	5.000%	6/30/32	11,033	10,285
	Carlisle Cos. Inc.	3.750%	12/1/27	5,000	4,688
	Carlisle Cos. Inc.	2.750%	3/1/30	20,050	16,807
	Celanese US Holdings LLC	1.400%	8/5/26	8,475	7,032
	Celanese US Holdings LLC	6.330%	7/15/29	14,674	14,116
	Celanese US Holdings LLC	6.379%	7/15/32	25,665	24,505
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	11,973	11,020
	Dow Chemical Co.	4.800%	11/30/28	10,533	10,412
	Dow Chemical Co.	7.375%	11/1/29	14,627	16,173
	Dow Chemical Co.	2.100%	11/15/30	24,007	19,211
	DuPont de Nemours Inc.	4.725%	11/15/28	41,192	41,023
	Eagle Materials Inc.	2.500%	7/1/31	19,883	15,575
	Eastman Chemical Co.	4.500%	12/1/28	2,414	2,301
	Ecolab Inc.	3.250%	12/1/27	10,902	10,246
	Ecolab Inc.	5.250%	1/15/28	3,905	3,991
	Ecolab Inc.	4.800%	3/24/30	19,581	19,559
	Ecolab Inc.	1.300%	1/30/31	11,918	9,211
	Ecolab Inc.	2.125%	2/1/32	22,832	18,461
	EI du Pont de Nemours & Co.	2.300%	7/15/30	11,438	9,643
	FMC Corp.	3.450%	10/1/29	3,362	2,994
	Freeport-McMoRan Inc.	4.125%	3/1/28	13,900	12,734
	Freeport-McMoRan Inc.	4.375%	8/1/28	16,000	14,807
	Freeport-McMoRan Inc.	5.250%	9/1/29	16,104	15,446
	Freeport-McMoRan Inc.	4.250%	3/1/30	18,853	16,941
	Freeport-McMoRan Inc.	4.625%	8/1/30	22,112	20,346
	Georgia-Pacific LLC	7.750%	11/15/29	17,197	19,804
[2]	Georgia-Pacific LLC	2.300%	4/30/30	5,605	4,698
	Georgia-Pacific LLC	8.875%	5/15/31	2,687	3,315
	Huntsman International LLC	4.500%	5/1/29	19,984	18,116
	Huntsman International LLC	2.950%	6/15/31	8,755	6,933
	International Flavors & Fragrances Inc.	4.450%	9/26/28	2,056	1,940
	Kinross Gold Corp.	4.500%	7/15/27	1,729	1,649
	Linde Inc.	1.100%	8/10/30	13,210	10,234

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	LYB International Finance III LLC	2.250%	10/1/30	18,034	14,415
	Martin Marietta Materials Inc.	3.500%	12/15/27	17,000	15,886
[1]	Martin Marietta Materials Inc.	2.500%	3/15/30	10,551	8,813
	Martin Marietta Materials Inc.	2.400%	7/15/31	19,052	15,524
	NewMarket Corp.	2.700%	3/18/31	8,875	7,009
	Newmont Corp.	2.800%	10/1/29	17,201	14,804
	Newmont Corp.	2.250%	10/1/30	29,079	23,554
	Newmont Corp.	2.600%	7/15/32	24,500	19,682
	Nucor Corp.	3.950%	5/1/28	5,280	5,026
	Nucor Corp.	2.700%	6/1/30	14,402	12,328
	Nucor Corp.	3.125%	4/1/32	9,180	7,848
	Nutrien Ltd.	4.200%	4/1/29	18,145	17,175
	Nutrien Ltd.	2.950%	5/13/30	11,565	9,961
	Packaging Corp. of America	3.400%	12/15/27	12,712	11,797
	Packaging Corp. of America	3.000%	12/15/29	8,239	7,162
	PPG Industries Inc.	3.750%	3/15/28	18,328	17,408
	PPG Industries Inc.	2.800%	8/15/29	12,117	10,561
	PPG Industries Inc.	2.550%	6/15/30	15,494	13,158
	Reliance Steel & Aluminum Co.	2.150%	8/15/30	12,449	9,857
	Rio Tinto Alcan Inc.	7.250%	3/15/31	10,802	12,338
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	17,534	19,463
	Rohm & Haas Co.	7.850%	7/15/29	15,544	17,446
	RPM International Inc.	4.550%	3/1/29	17,273	16,097
	RPM International Inc.	2.950%	1/15/32	7,095	5,660
	Sherwin-Williams Co.	2.950%	8/15/29	35,782	31,524
	Sherwin-Williams Co.	2.300%	5/15/30	19,832	16,451
	Sherwin-Williams Co.	2.200%	3/15/32	8,235	6,531
	Sonoco Products Co.	3.125%	5/1/30	16,739	14,503
	Sonoco Products Co.	2.850%	2/1/32	9,783	8,015
	Steel Dynamics Inc.	3.450%	4/15/30	8,294	7,309
	Steel Dynamics Inc.	3.250%	1/15/31	20,153	17,242
	Suzano Austria GmbH	2.500%	9/15/28	7,660	6,443
	Suzano Austria GmbH	6.000%	1/15/29	41,384	41,159
	Suzano Austria GmbH	5.000%	1/15/30	29,968	28,075
	Suzano Austria GmbH	3.750%	1/15/31	24,334	20,422
[1]	Suzano Austria GmbH	3.125%	1/15/32	31,463	24,691
	Teck Resources Ltd.	3.900%	7/15/30	14,455	13,009
	Vale Overseas Ltd.	3.750%	7/8/30	35,293	30,797
	Vulcan Materials Co.	3.500%	6/1/30	14,407	12,883
	Westlake Corp.	3.375%	6/15/30	11,157	9,663
	WestRock MWV LLC	8.200%	1/15/30	4,563	5,170
	WestRock MWV LLC	7.950%	2/15/31	5,384	6,063
	WRKCo Inc.	4.000%	3/15/28	12,064	11,277
	WRKCo Inc.	3.900%	6/1/28	22,090	20,415
	WRKCo Inc.	4.900%	3/15/29	37,134	35,938
					1,246,541
Real Estate (6.7%)
	Agree LP	2.000%	6/15/28	10,180	8,411
	Agree LP	2.900%	10/1/30	3,959	3,260
	Agree LP	4.800%	10/1/32	5,790	5,356
	Alexandria Real Estate Equities Inc.	3.950%	1/15/28	12,706	11,968
	Alexandria Real Estate Equities Inc.	4.500%	7/30/29	6,801	6,446
	Alexandria Real Estate Equities Inc.	2.750%	12/15/29	18,196	15,441
	Alexandria Real Estate Equities Inc.	4.700%	7/1/30	13,339	12,812
	Alexandria Real Estate Equities Inc.	4.900%	12/15/30	14,901	14,532
	Alexandria Real Estate Equities Inc.	3.375%	8/15/31	4,626	4,062
	Alexandria Real Estate Equities Inc.	2.000%	5/18/32	21,042	16,106
	American Assets Trust LP	3.375%	2/1/31	13,696	11,074

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Homes 4 Rent LP	4.250%	2/15/28	13,347	12,447
	American Homes 4 Rent LP	4.900%	2/15/29	14,037	13,356
	American Homes 4 Rent LP	2.375%	7/15/31	16,819	13,113
	American Homes 4 Rent LP	3.625%	4/15/32	19,204	16,299
	American Tower Corp.	3.600%	1/15/28	14,240	13,126
	American Tower Corp.	1.500%	1/31/28	16,125	13,342
	American Tower Corp.	3.950%	3/15/29	21,557	19,988
	American Tower Corp.	3.800%	8/15/29	35,178	32,204
	American Tower Corp.	2.900%	1/15/30	19,295	16,560
	American Tower Corp.	2.100%	6/15/30	16,284	13,084
	American Tower Corp.	1.875%	10/15/30	14,557	11,359
	American Tower Corp.	2.700%	4/15/31	30,404	25,084
	American Tower Corp.	2.300%	9/15/31	11,702	9,281
	American Tower Corp.	4.050%	3/15/32	17,635	16,056
[1]	AvalonBay Communities Inc.	3.200%	1/15/28	9,475	8,727
	AvalonBay Communities Inc.	1.900%	12/1/28	16,013	13,506
[1]	AvalonBay Communities Inc.	3.300%	6/1/29	6,183	5,580
[1]	AvalonBay Communities Inc.	2.300%	3/1/30	15,922	13,411
[1]	AvalonBay Communities Inc.	2.450%	1/15/31	12,380	10,338
	AvalonBay Communities Inc.	2.050%	1/15/32	6,359	5,065
[3]	AvalonBay Communities Inc.	5.000%	2/15/33	5,040	5,045
	Boston Properties LP	4.500%	12/1/28	9,983	9,321
	Boston Properties LP	3.400%	6/21/29	17,222	14,891
	Boston Properties LP	2.900%	3/15/30	16,107	13,204
	Boston Properties LP	3.250%	1/30/31	45,015	37,641
	Boston Properties LP	2.550%	4/1/32	24,970	19,243
	Brandywine Operating Partnership LP	3.950%	11/15/27	6,565	5,749
	Brandywine Operating Partnership LP	4.550%	10/1/29	12,393	10,806
	Brixmor Operating Partnership LP	2.250%	4/1/28	4,750	3,934
	Brixmor Operating Partnership LP	4.125%	5/15/29	16,996	15,152
	Brixmor Operating Partnership LP	4.050%	7/1/30	17,283	15,192
	Brixmor Operating Partnership LP	2.500%	8/16/31	14,395	10,968
	Broadstone Net Lease LLC	2.600%	9/15/31	9,855	7,455
	Camden Property Trust	4.100%	10/15/28	11,143	10,617
	Camden Property Trust	3.150%	7/1/29	17,761	15,868
	Camden Property Trust	2.800%	5/15/30	18,713	16,163
	CBRE Services Inc.	2.500%	4/1/31	12,950	10,150
	Corporate Office Properties LP	2.000%	1/15/29	16,993	13,162
	Corporate Office Properties LP	2.750%	4/15/31	17,653	13,389
	Crown Castle Inc.	3.650%	9/1/27	22,292	20,841
	Crown Castle Inc.	3.800%	2/15/28	26,397	24,666
	Crown Castle Inc.	4.300%	2/15/29	20,052	19,117
	Crown Castle Inc.	3.100%	11/15/29	5,659	4,967
	Crown Castle Inc.	3.300%	7/1/30	22,404	19,783
	Crown Castle Inc.	2.250%	1/15/31	18,692	15,131
	Crown Castle Inc.	2.100%	4/1/31	24,925	19,785
	Crown Castle Inc.	2.500%	7/15/31	17,979	14,680
	CubeSmart LP	2.250%	12/15/28	18,395	15,229
	CubeSmart LP	4.375%	2/15/29	9,610	8,972
	CubeSmart LP	3.000%	2/15/30	3,336	2,799
	CubeSmart LP	2.000%	2/15/31	16,395	12,487
	CubeSmart LP	2.500%	2/15/32	6,805	5,241
	Digital Realty Trust LP	5.550%	1/15/28	8,000	8,024
	Digital Realty Trust LP	4.450%	7/15/28	13,305	12,695
	Digital Realty Trust LP	3.600%	7/1/29	36,832	33,398
	EPR Properties	3.750%	8/15/29	24,535	19,421
	EPR Properties	3.600%	11/15/31	9,170	6,725
	Equinix Inc.	1.550%	3/15/28	9,064	7,560

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Equinix Inc.	2.000%	5/15/28	10,931	9,233
	Equinix Inc.	3.200%	11/18/29	25,801	22,690
	Equinix Inc.	2.150%	7/15/30	27,005	21,681
	Equinix Inc.	2.500%	5/15/31	25,123	20,321
	Equinix Inc.	3.900%	4/15/32	37,730	33,654
	ERP Operating LP	3.500%	3/1/28	4,646	4,313
	ERP Operating LP	4.150%	12/1/28	8,132	7,705
	ERP Operating LP	3.000%	7/1/29	12,891	11,336
	ERP Operating LP	2.500%	2/15/30	20,483	17,191
	ERP Operating LP	1.850%	8/1/31	16,206	12,746
	Essential Properties LP	2.950%	7/15/31	10,324	7,516
	Essex Portfolio LP	1.700%	3/1/28	6,623	5,534
	Essex Portfolio LP	4.000%	3/1/29	11,285	10,342
	Essex Portfolio LP	3.000%	1/15/30	21,301	18,082
	Essex Portfolio LP	1.650%	1/15/31	9,744	7,300
	Essex Portfolio LP	2.550%	6/15/31	3,305	2,648
	Essex Portfolio LP	2.650%	3/15/32	12,665	10,103
	Extra Space Storage LP	3.900%	4/1/29	6,167	5,567
	Extra Space Storage LP	2.550%	6/1/31	16,375	12,928
	Extra Space Storage LP	2.350%	3/15/32	14,469	11,089
	Federal Realty Investment Trust	3.200%	6/15/29	9,082	7,928
	Federal Realty Investment Trust	3.500%	6/1/30	8,804	7,645
	GLP Capital LP	5.750%	6/1/28	17,733	17,276
	GLP Capital LP	5.300%	1/15/29	19,997	18,866
	GLP Capital LP	4.000%	1/15/30	21,433	18,595
	GLP Capital LP	4.000%	1/15/31	10,598	9,047
	GLP Capital LP	3.250%	1/15/32	16,124	12,836
	Healthcare Realty Holdings LP	3.625%	1/15/28	13,804	12,342
	Healthcare Realty Holdings LP	3.100%	2/15/30	13,319	11,253
	Healthcare Realty Holdings LP	2.000%	3/15/31	19,158	14,663
	Healthcare Realty Holdings LP	2.050%	3/15/31	5,891	4,321
	Healthpeak Properties Inc.	2.125%	12/1/28	5,032	4,261
	Healthpeak Properties Inc.	3.500%	7/15/29	14,810	13,276
	Healthpeak Properties Inc.	3.000%	1/15/30	26,629	22,979
	Healthpeak Properties Inc.	2.875%	1/15/31	15,039	12,729
	Highwoods Realty LP	4.125%	3/15/28	12,848	11,683
	Highwoods Realty LP	4.200%	4/15/29	13,371	11,781
	Highwoods Realty LP	3.050%	2/15/30	14,305	11,508
	Highwoods Realty LP	2.600%	2/1/31	6,148	4,645
[1]	Host Hotels & Resorts LP	3.375%	12/15/29	14,285	12,123
[1]	Host Hotels & Resorts LP	3.500%	9/15/30	16,575	13,820
[1]	Host Hotels & Resorts LP	2.900%	12/15/31	14,872	11,523
	Hudson Pacific Properties LP	3.950%	11/1/27	6,382	5,469
	Hudson Pacific Properties LP	5.950%	2/15/28	5,150	4,910
	Hudson Pacific Properties LP	4.650%	4/1/29	17,016	14,891
	Hudson Pacific Properties LP	3.250%	1/15/30	12,900	10,103
	Invitation Homes Operating Partnership LP	2.300%	11/15/28	17,860	14,904
	Invitation Homes Operating Partnership LP	2.000%	8/15/31	10,665	7,920
	Invitation Homes Operating Partnership LP	4.150%	4/15/32	15,458	13,632
	Kilroy Realty LP	4.750%	12/15/28	10,243	9,427
	Kilroy Realty LP	3.050%	2/15/30	14,564	11,825
	Kimco Realty Corp.	1.900%	3/1/28	13,989	11,764
	Kimco Realty Corp.	2.700%	10/1/30	6,424	5,305
	Kimco Realty Corp.	2.250%	12/1/31	3,522	2,725
	Kimco Realty Corp.	3.200%	4/1/32	19,917	16,700
	Kite Realty Group Trust	4.750%	9/15/30	10,412	9,291
	Life Storage LP	3.875%	12/15/27	8,836	8,224
	Life Storage LP	4.000%	6/15/29	13,080	11,800

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Life Storage LP	2.200%	10/15/30	9,365	7,313
Life Storage LP	2.400%	10/15/31	14,931	11,548
LXP Industrial Trust	2.700%	9/15/30	11,731	9,387
LXP Industrial Trust	2.375%	10/1/31	8,769	6,697
Mid-America Apartments LP	4.200%	6/15/28	12,616	12,021
Mid-America Apartments LP	3.950%	3/15/29	25,745	24,188
Mid-America Apartments LP	2.750%	3/15/30	5,583	4,813
Mid-America Apartments LP	1.700%	2/15/31	7,424	5,822
National Health Investors Inc.	3.000%	2/1/31	13,338	9,731
National Retail Properties Inc.	4.300%	10/15/28	19,200	17,938
National Retail Properties Inc.	2.500%	4/15/30	8,625	7,076
Omega Healthcare Investors Inc.	4.750%	1/15/28	13,244	12,227
Omega Healthcare Investors Inc.	3.625%	10/1/29	20,107	16,667
Omega Healthcare Investors Inc.	3.375%	2/1/31	4,257	3,337
Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/31	4,468	3,326
Physicians Realty LP	3.950%	1/15/28	11,973	10,995
Physicians Realty LP	2.625%	11/1/31	13,793	10,908
Piedmont Operating Partnership LP	3.150%	8/15/30	7,814	6,069
Piedmont Operating Partnership LP	2.750%	4/1/32	8,181	5,828
Prologis LP	2.125%	4/15/27	4,460	4,023
Prologis LP	3.375%	12/15/27	10,494	9,857
Prologis LP	3.875%	9/15/28	8,261	7,852
Prologis LP	4.000%	9/15/28	14,274	13,674
Prologis LP	2.875%	11/15/29	11,829	10,313
Prologis LP	2.250%	4/15/30	24,079	20,185
Prologis LP	1.750%	7/1/30	12,127	9,675
Prologis LP	1.250%	10/15/30	10,690	8,186
Prologis LP	1.750%	2/1/31	7,385	5,818
Prologis LP	1.625%	3/15/31	9,206	7,106
Prologis LP	2.250%	1/15/32	11,035	8,887
Public Storage	1.850%	5/1/28	14,478	12,478
Public Storage	1.950%	11/9/28	7,435	6,399
Public Storage	3.385%	5/1/29	17,323	15,939
Public Storage	2.300%	5/1/31	6,476	5,372
Public Storage	2.250%	11/9/31	34,615	28,065
Rayonier LP	2.750%	5/17/31	7,625	6,229
Realty Income Corp.	3.400%	1/15/28	15,313	14,169
Realty Income Corp.	3.650%	1/15/28	10,377	9,734
Realty Income Corp.	2.200%	6/15/28	14,722	12,672
Realty Income Corp.	3.250%	6/15/29	4,164	3,720
Realty Income Corp.	3.100%	12/15/29	14,309	12,568
Realty Income Corp.	3.250%	1/15/31	16,178	14,162
Realty Income Corp.	5.625%	10/13/32	32,880	33,921
Regency Centers LP	4.125%	3/15/28	9,626	8,985
Regency Centers LP	2.950%	9/15/29	9,498	7,996
Regency Centers LP	3.700%	6/15/30	7,040	6,160
Rexford Industrial Realty LP	2.125%	12/1/30	7,016	5,489
Rexford Industrial Realty LP	2.150%	9/1/31	13,860	10,707
Sabra Health Care LP	3.900%	10/15/29	14,048	11,576
Sabra Health Care LP	3.200%	12/1/31	14,710	11,056
Safehold Operating Partnership LP	2.800%	6/15/31	11,295	8,774
Safehold Operating Partnership LP	2.850%	1/15/32	3,465	2,663
Simon Property Group LP	3.375%	6/15/27	13,381	12,560
Simon Property Group LP	3.375%	12/1/27	18,682	17,376
Simon Property Group LP	1.750%	2/1/28	14,465	12,355
Simon Property Group LP	2.450%	9/13/29	13,656	11,477
Simon Property Group LP	2.650%	7/15/30	24,275	20,480

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Simon Property Group LP	2.200%	2/1/31	18,412	14,680
	Simon Property Group LP	2.250%	1/15/32	29,530	23,063
	Simon Property Group LP	2.650%	2/1/32	4,489	3,623
	Spirit Realty LP	3.200%	1/15/27	9	8
	Spirit Realty LP	2.100%	3/15/28	14,449	11,791
	Spirit Realty LP	4.000%	7/15/29	18,687	16,365
	Spirit Realty LP	3.400%	1/15/30	12,273	10,231
	Spirit Realty LP	3.200%	2/15/31	4,835	3,885
	Spirit Realty LP	2.700%	2/15/32	2,644	1,971
	STORE Capital Corp.	4.500%	3/15/28	5,126	4,675
	STORE Capital Corp.	4.625%	3/15/29	7,781	7,128
	STORE Capital Corp.	2.750%	11/18/30	9,026	7,141
	STORE Capital Corp.	2.700%	12/1/31	9,475	7,203
	Sun Communities Operating LP	2.300%	11/1/28	10,215	8,490
	Sun Communities Operating LP	2.700%	7/15/31	34,572	26,968
	Sun Communities Operating LP	4.200%	4/15/32	8,172	7,071
	Tanger Properties LP	2.750%	9/1/31	9,331	6,713
[1]	UDR Inc.	3.500%	1/15/28	8,312	7,561
[1]	UDR Inc.	4.400%	1/26/29	13,825	13,078
[1]	UDR Inc.	3.200%	1/15/30	12,374	10,722
	UDR Inc.	3.000%	8/15/31	8,491	7,111
[1]	UDR Inc.	2.100%	8/1/32	7,546	5,634
	Ventas Realty LP	4.000%	3/1/28	13,608	12,698
	Ventas Realty LP	4.400%	1/15/29	29,647	27,857
	Ventas Realty LP	3.000%	1/15/30	16,455	13,955
	Ventas Realty LP	4.750%	11/15/30	6,014	5,693
	Ventas Realty LP	2.500%	9/1/31	6,475	5,106
	VICI Properties LP	4.750%	2/15/28	33,180	31,572
	VICI Properties LP	4.950%	2/15/30	21,623	20,630
	VICI Properties LP	5.125%	5/15/32	38,567	36,002
	Vornado Realty LP	3.400%	6/1/31	10,375	7,897
	Welltower Inc.	4.250%	4/15/28	18,114	17,154
	Welltower Inc.	4.125%	3/15/29	17,447	16,177
	Welltower Inc.	3.100%	1/15/30	23,998	20,451
	Welltower Inc.	2.750%	1/15/31	28,583	23,203
	Welltower Inc.	2.800%	6/1/31	16,692	13,509
	Welltower Inc.	2.750%	1/15/32	13,847	11,013
	Welltower Inc.	3.850%	6/15/32	9,201	8,013
	Weyerhaeuser Co.	4.000%	11/15/29	19,512	17,919
	Weyerhaeuser Co.	4.000%	4/15/30	36,120	32,949
	Weyerhaeuser Co.	7.375%	3/15/32	7,341	8,177
	WP Carey Inc.	3.850%	7/15/29	8,627	7,792
	WP Carey Inc.	2.400%	2/1/31	12,581	10,079
	WP Carey Inc.	2.450%	2/1/32	8,490	6,584
					2,760,925
Technology (8.3%)
	Adobe Inc.	2.300%	2/1/30	29,309	25,277
	Advanced Micro Devices Inc.	3.924%	6/1/32	25,250	23,832
	Amdocs Ltd.	2.538%	6/15/30	13,818	11,262
	Analog Devices Inc.	1.700%	10/1/28	25,700	22,079
	Analog Devices Inc.	2.100%	10/1/31	20,392	16,775
	Apple Inc.	2.900%	9/12/27	2,741	2,593
	Apple Inc.	3.000%	11/13/27	27,299	25,854
	Apple Inc.	1.200%	2/8/28	71,267	61,260
	Apple Inc.	1.400%	8/5/28	59,291	50,898
	Apple Inc.	2.200%	9/11/29	36,115	31,656
	Apple Inc.	1.650%	5/11/30	39,991	33,345
	Apple Inc.	1.250%	8/20/30	27,474	22,072

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Apple Inc.	1.650%	2/8/31	78,058	63,992
	Apple Inc.	1.700%	8/5/31	23,717	19,311
	Apple Inc.	3.350%	8/8/32	31,634	29,168
	Applied Materials Inc.	1.750%	6/1/30	13,509	11,165
	Arrow Electronics Inc.	3.875%	1/12/28	10,659	9,809
	Autodesk Inc.	2.850%	1/15/30	9,501	8,260
	Autodesk Inc.	2.400%	12/15/31	22,405	18,201
	Automatic Data Processing Inc.	1.700%	5/15/28	35,150	30,961
	Automatic Data Processing Inc.	1.250%	9/1/30	24,310	19,392
	Avnet Inc.	3.000%	5/15/31	9,571	7,454
	Avnet Inc.	5.500%	6/1/32	6,274	5,857
	Broadcom Corp.	3.500%	1/15/28	12,940	11,844
[2]	Broadcom Inc.	1.950%	2/15/28	12,395	10,539
	Broadcom Inc.	4.110%	9/15/28	36,528	34,176
[2]	Broadcom Inc.	4.000%	4/15/29	9,046	8,270
	Broadcom Inc.	4.750%	4/15/29	54,323	52,082
	Broadcom Inc.	5.000%	4/15/30	25,712	24,638
	Broadcom Inc.	4.150%	11/15/30	58,515	52,625
[2]	Broadcom Inc.	2.450%	2/15/31	64,182	50,776
[2]	Broadcom Inc.	4.150%	4/15/32	10,530	9,315
[2]	Broadcom Inc.	2.600%	2/15/33	4,823	3,643
[2]	Broadcom Inc.	3.419%	4/15/33	20,765	16,806
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	13,318	11,396
	Broadridge Financial Solutions Inc.	2.600%	5/1/31	29,242	23,989
	CDW LLC	4.250%	4/1/28	8,539	7,711
	CDW LLC	3.250%	2/15/29	16,334	13,727
	CDW LLC	3.569%	12/1/31	32,131	26,516
[2]	CGI Inc.	2.300%	9/14/31	1	—
	CGI Inc.	2.300%	9/14/31	4,973	3,800
	Cintas Corp. No. 2	4.000%	5/1/32	12,305	11,683
	Dell Inc.	7.100%	4/15/28	1,715	1,811
	Dell International LLC	5.300%	10/1/29	53,576	52,744
	Dell International LLC	6.200%	7/15/30	15,768	16,246
	DXC Technology Co.	2.375%	9/15/28	27,072	23,230
	Equifax Inc.	3.100%	5/15/30	17,597	14,916
	Equifax Inc.	2.350%	9/15/31	40,152	31,104
	Fidelity National Information Services Inc.	1.650%	3/1/28	19,293	16,202
	Fidelity National Information Services Inc.	3.750%	5/21/29	13,627	12,533
	Fidelity National Information Services Inc.	2.250%	3/1/31	40,428	32,313
	Fiserv Inc.	4.200%	10/1/28	34,773	33,194
	Fiserv Inc.	3.500%	7/1/29	78,215	70,586
	Fiserv Inc.	2.650%	6/1/30	21,679	18,337
	Flex Ltd.	4.875%	6/15/29	16,241	15,136
	Flex Ltd.	4.875%	5/12/30	16,475	15,310
	Fortinet Inc.	2.200%	3/15/31	10,543	8,242
	GXO Logistics Inc.	2.650%	7/15/31	12,105	8,982
	HP Inc.	4.750%	1/15/28	19,021	18,538
	HP Inc.	4.000%	4/15/29	26,434	24,207
	HP Inc.	3.400%	6/17/30	26,481	22,761
	HP Inc.	2.650%	6/17/31	31,336	24,660
	HP Inc.	4.200%	4/15/32	33,960	29,759
	Hubbell Inc.	3.500%	2/15/28	11,299	10,543
	Hubbell Inc.	2.300%	3/15/31	7,739	6,291
	Intel Corp.	1.600%	8/12/28	25,409	21,701
	Intel Corp.	4.000%	8/5/29	23,018	22,043
	Intel Corp.	2.450%	11/15/29	44,077	38,134
	Intel Corp.	3.900%	3/25/30	27,695	26,216
	Intel Corp.	2.000%	8/12/31	33,305	26,822

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Intel Corp.	4.150%	8/5/32	35,985	34,005
	International Business Machines Corp.	6.500%	1/15/28	4,190	4,545
	International Business Machines Corp.	3.500%	5/15/29	84,526	78,717
	International Business Machines Corp.	1.950%	5/15/30	36,910	30,401
	International Business Machines Corp.	2.720%	2/9/32	2,562	2,171
	International Business Machines Corp.	4.400%	7/27/32	12,510	12,067
	Intuit Inc.	1.650%	7/15/30	10,275	8,257
	Jabil Inc.	3.950%	1/12/28	9,851	9,245
	Jabil Inc.	3.600%	1/15/30	14,100	12,538
	Jabil Inc.	3.000%	1/15/31	16,737	13,739
	Juniper Networks Inc.	3.750%	8/15/29	5,733	5,116
	Juniper Networks Inc.	2.000%	12/10/30	17,466	13,314
	KLA Corp.	4.100%	3/15/29	23,780	23,208
	KLA Corp.	4.650%	7/15/32	23,399	23,213
	Kyndryl Holdings Inc.	2.700%	10/15/28	12,905	9,701
	Kyndryl Holdings Inc.	3.150%	10/15/31	17,159	11,375
	Lam Research Corp.	4.000%	3/15/29	15,541	14,979
	Lam Research Corp.	1.900%	6/15/30	25,123	20,826
	Leidos Inc.	4.375%	5/15/30	14,758	13,431
	Leidos Inc.	2.300%	2/15/31	21,027	16,270
	Marvell Technology Inc.	2.450%	4/15/28	15,555	13,204
[1]	Marvell Technology Inc.	4.875%	6/22/28	10,635	10,205
	Marvell Technology Inc.	2.950%	4/15/31	20,232	16,551
	Micron Technology Inc.	5.327%	2/6/29	14,618	14,201
	Micron Technology Inc.	6.750%	11/1/29	28,745	29,931
	Micron Technology Inc.	4.663%	2/15/30	15,743	14,578
	Micron Technology Inc.	2.703%	4/15/32	12,735	9,866
	Moody's Corp.	3.250%	1/15/28	7,191	6,650
	Moody's Corp.	4.250%	2/1/29	13,448	12,930
	Moody's Corp.	2.000%	8/19/31	9,574	7,640
	Motorola Solutions Inc.	4.600%	2/23/28	16,368	15,981
	Motorola Solutions Inc.	4.600%	5/23/29	18,652	17,810
	Motorola Solutions Inc.	2.300%	11/15/30	25,359	20,047
	Motorola Solutions Inc.	2.750%	5/24/31	15,602	12,598
	Motorola Solutions Inc.	5.600%	6/1/32	18,359	18,284
	NetApp Inc.	2.700%	6/22/30	17,826	14,921
	NVIDIA Corp.	1.550%	6/15/28	28,905	24,822
	NVIDIA Corp.	2.850%	4/1/30	25,717	22,720
	NVIDIA Corp.	2.000%	6/15/31	34,420	28,038
	NXP BV	5.550%	12/1/28	13,070	13,113
	NXP BV	4.300%	6/18/29	28,961	27,121
	NXP BV	3.400%	5/1/30	17,922	15,582
	NXP BV	2.500%	5/11/31	37,270	29,545
	NXP BV	2.650%	2/15/32	17,121	13,489
	Oracle Corp.	3.250%	11/15/27	9,838	9,065
	Oracle Corp.	2.300%	3/25/28	53,311	46,254
	Oracle Corp.	2.950%	4/1/30	84,779	72,766
	Oracle Corp.	3.250%	5/15/30	11,243	9,852
	Oracle Corp.	2.875%	3/25/31	89,812	75,214
	Oracle Corp.	6.250%	11/9/32	50,000	52,789
	Qorvo Inc.	4.375%	10/15/29	20,995	18,668
	QUALCOMM Inc.	1.300%	5/20/28	26,713	22,763
	QUALCOMM Inc.	2.150%	5/20/30	25,441	21,686
	QUALCOMM Inc.	1.650%	5/20/32	20,374	15,914
	QUALCOMM Inc.	4.250%	5/20/32	12,140	11,817
	QUALCOMM Inc.	5.400%	5/20/33	3,000	3,135
	Quanta Services Inc.	2.900%	10/1/30	27,043	22,513
	Quanta Services Inc.	2.350%	1/15/32	3,539	2,740

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	RELX Capital Inc.	4.000%	3/18/29	20,938	19,728
	RELX Capital Inc.	3.000%	5/22/30	22,368	19,429
	RELX Capital Inc.	4.750%	5/20/32	16,031	15,691
	Roper Technologies Inc.	4.200%	9/15/28	2,691	2,599
	Roper Technologies Inc.	2.950%	9/15/29	10,702	9,363
	Roper Technologies Inc.	2.000%	6/30/30	10,853	8,742
	Roper Technologies Inc.	1.750%	2/15/31	42,292	32,882
[2]	S&P Global Inc.	4.750%	8/1/28	24,093	23,981
[2]	S&P Global Inc.	2.700%	3/1/29	30,135	26,832
[2]	S&P Global Inc.	4.250%	5/1/29	31,808	30,747
	S&P Global Inc.	2.500%	12/1/29	9,658	8,372
	S&P Global Inc.	1.250%	8/15/30	12,440	9,690
[2]	S&P Global Inc.	2.900%	3/1/32	35,152	30,331
	Salesforce Inc.	3.700%	4/11/28	31,307	30,304
	Salesforce Inc.	1.500%	7/15/28	33,594	29,020
	Salesforce Inc.	1.950%	7/15/31	34,046	27,799
	ServiceNow Inc.	1.400%	9/1/30	37,502	29,164
	Skyworks Solutions Inc.	3.000%	6/1/31	20,101	15,703
	TD SYNNEX Corp.	2.375%	8/9/28	15,330	12,559
	TD SYNNEX Corp.	2.650%	8/9/31	14,233	11,058
	Teledyne FLIR LLC	2.500%	8/1/30	16,712	13,658
	Texas Instruments Inc.	2.900%	11/3/27	8,484	7,940
	Texas Instruments Inc.	2.250%	9/4/29	12,120	10,529
	Texas Instruments Inc.	1.750%	5/4/30	27,720	23,042
	Texas Instruments Inc.	1.900%	9/15/31	13,921	11,372
	TSMC Arizona Corp.	4.125%	4/22/29	11,751	11,258
	TSMC Arizona Corp.	2.500%	10/25/31	30,293	25,116
	TSMC Arizona Corp.	4.250%	4/22/32	28,439	27,434
	Verisk Analytics Inc.	4.125%	3/15/29	18,157	17,214
	VMware Inc.	1.800%	8/15/28	22,851	18,852
	VMware Inc.	4.700%	5/15/30	29,194	27,443
	VMware Inc.	2.200%	8/15/31	31,324	23,965
	Western Digital Corp.	2.850%	2/1/29	18,828	14,979
	Western Digital Corp.	3.100%	2/1/32	8,697	6,464
	Workday Inc.	3.700%	4/1/29	14,439	13,289
	Workday Inc.	3.800%	4/1/32	48,025	42,958
	Xilinx Inc.	2.375%	6/1/30	6,778	5,776
					3,413,974
Utilities (7.5%)
	AEP Texas Inc.	3.950%	6/1/28	16,219	15,221
[1]	AEP Texas Inc.	2.100%	7/1/30	15,852	12,813
	AEP Texas Inc.	4.700%	5/15/32	5,191	4,986
	AES Corp.	2.450%	1/15/31	24,200	19,282
[1]	Alabama Power Co.	1.450%	9/15/30	16,669	13,101
	Alabama Power Co.	3.050%	3/15/32	9,834	8,591
	Alabama Power Co.	3.940%	9/1/32	20,332	18,936
	Ameren Corp.	1.750%	3/15/28	14,909	12,663
	Ameren Corp.	3.500%	1/15/31	21,366	19,053
	Ameren Illinois Co.	3.800%	5/15/28	5,618	5,377
	Ameren Illinois Co.	1.550%	11/15/30	10,899	8,632
	Ameren Illinois Co.	3.850%	9/1/32	12,840	11,999
[1]	American Electric Power Co. Inc.	4.300%	12/1/28	10,151	9,752
	American Electric Power Co. Inc.	2.300%	3/1/30	8,381	6,910
	American Electric Power Co. Inc.	5.950%	11/1/32	12,500	13,221
	American Water Capital Corp.	3.750%	9/1/28	10,619	10,194
	American Water Capital Corp.	3.450%	6/1/29	7,256	6,665
	American Water Capital Corp.	2.800%	5/1/30	17,508	15,255
	American Water Capital Corp.	2.300%	6/1/31	15,805	13,041

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Water Capital Corp.	4.450%	6/1/32	23,160	22,362
[1]	Appalachian Power Co.	2.700%	4/1/31	17,266	14,330
[1]	Appalachian Power Co.	4.500%	8/1/32	11,179	10,501
	Arizona Public Service Co.	2.600%	8/15/29	8,488	7,117
	Arizona Public Service Co.	6.350%	12/15/32	5,000	5,252
	Atlantic City Electric Co.	4.000%	10/15/28	5,979	5,695
	Atlantic City Electric Co.	2.300%	3/15/31	14,633	11,994
	Atmos Energy Corp.	2.625%	9/15/29	12,612	11,051
	Atmos Energy Corp.	1.500%	1/15/31	13,305	10,402
	Atmos Energy Corp.	5.450%	10/15/32	5,075	5,319
	Avangrid Inc.	3.800%	6/1/29	18,686	17,145
	Baltimore Gas & Electric Co.	2.250%	6/15/31	16,356	13,425
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	18,036	16,855
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	23,740	22,048
	Berkshire Hathaway Energy Co.	1.650%	5/15/31	17,740	13,816
	Black Hills Corp.	3.050%	10/15/29	16,068	13,669
	Black Hills Corp.	2.500%	6/15/30	10,522	8,501
[1]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	11,622	9,731
[1]	CenterPoint Energy Houston Electric LLC	3.000%	3/1/32	6,837	5,986
[1]	CenterPoint Energy Houston Electric LLC	4.450%	10/1/32	7,395	7,242
	CenterPoint Energy Inc.	4.250%	11/1/28	3,850	3,649
	CenterPoint Energy Inc.	2.950%	3/1/30	19,269	16,706
	CenterPoint Energy Inc.	2.650%	6/1/31	20,510	17,025
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	2,611	2,499
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	11,390	9,096
	Cleco Corporate Holdings LLC	3.375%	9/15/29	1,780	1,509
[1]	CMS Energy Corp.	4.750%	6/1/50	16,009	13,457
	CMS Energy Corp.	3.750%	12/1/50	9,418	7,022
	Commonwealth Edison Co.	3.700%	8/15/28	2,163	2,053
	Commonwealth Edison Co.	2.200%	3/1/30	5,798	4,905
[1]	Commonwealth Edison Co.	3.150%	3/15/32	4,890	4,325
[1]	Connecticut Light & Power Co.	2.050%	7/1/31	15,303	12,454
[1]	Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	2,500	2,314
	Consolidated Edison Co. of New York Inc.	3.800%	5/15/28	6,240	5,942
[1]	Consolidated Edison Co. of New York Inc.	4.000%	12/1/28	7,784	7,512
[1]	Consolidated Edison Co. of New York Inc.	3.350%	4/1/30	11,798	10,682
	Consolidated Edison Co. of New York Inc.	2.400%	6/15/31	17,240	14,288
	Consumers Energy Co.	3.800%	11/15/28	6,030	5,762
	Consumers Energy Co.	3.600%	8/15/32	4,051	3,734
	Dominion Energy Inc.	4.250%	6/1/28	8,088	7,754
[1]	Dominion Energy Inc.	3.375%	4/1/30	41,538	36,849
[1]	Dominion Energy Inc.	2.250%	8/15/31	8,861	7,105
[1]	Dominion Energy Inc.	4.350%	8/15/32	15,490	14,614
	Dominion Energy Inc.	5.375%	11/15/32	21,000	21,009
[1]	Dominion Energy South Carolina Inc.	2.300%	12/1/31	15,872	12,934
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	3,879	4,310
[1]	DTE Electric Co.	1.900%	4/1/28	11,792	10,260
	DTE Electric Co.	2.250%	3/1/30	6,322	5,354
[1]	DTE Electric Co.	2.625%	3/1/31	13,807	11,822
[1]	DTE Electric Co.	3.000%	3/1/32	6,319	5,503
[1]	DTE Energy Co.	3.400%	6/15/29	21,181	18,958
	DTE Energy Co.	2.950%	3/1/30	13,611	11,702
	Duke Energy Carolinas LLC	3.950%	11/15/28	20,166	19,469
[1]	Duke Energy Carolinas LLC	6.000%	12/1/28	4,094	4,355
	Duke Energy Carolinas LLC	2.450%	8/15/29	18,329	15,907
	Duke Energy Carolinas LLC	2.450%	2/1/30	10,250	8,822
	Duke Energy Carolinas LLC	2.550%	4/15/31	20,031	16,963
	Duke Energy Carolinas LLC	2.850%	3/15/32	14,450	12,390

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duke Energy Corp.	2.650%	9/1/26	11,382	10,586
	Duke Energy Corp.	4.300%	3/15/28	9,571	9,235
	Duke Energy Corp.	3.400%	6/15/29	7,929	7,207
	Duke Energy Corp.	2.450%	6/1/30	23,512	19,690
	Duke Energy Corp.	2.550%	6/15/31	29,102	24,037
	Duke Energy Corp.	4.500%	8/15/32	21,760	20,659
	Duke Energy Florida LLC	3.800%	7/15/28	6,652	6,366
	Duke Energy Florida LLC	2.500%	12/1/29	14,580	12,608
	Duke Energy Florida LLC	1.750%	6/15/30	24,318	19,578
	Duke Energy Florida LLC	2.400%	12/15/31	18,816	15,512
	Duke Energy Ohio Inc.	3.650%	2/1/29	17,652	16,619
	Duke Energy Ohio Inc.	2.125%	6/1/30	8,389	6,921
	Duke Energy Progress LLC	3.700%	9/1/28	8,822	8,417
	Duke Energy Progress LLC	3.450%	3/15/29	25,774	23,892
	Duke Energy Progress LLC	2.000%	8/15/31	21,234	16,943
[2]	East Ohio Gas Co.	2.000%	6/15/30	1,875	1,491
	Edison International	4.125%	3/15/28	15,073	13,966
	Edison International	6.950%	11/15/29	2,800	2,935
	Emera US Finance LP	2.639%	6/15/31	14,408	11,451
	Enel Chile SA	4.875%	6/12/28	24,285	23,367
	Entergy Corp.	1.900%	6/15/28	15,292	12,977
	Entergy Corp.	2.800%	6/15/30	19,674	16,571
	Entergy Corp.	2.400%	6/15/31	25,078	20,029
	Entergy Louisiana LLC	3.250%	4/1/28	5,255	4,823
	Entergy Louisiana LLC	1.600%	12/15/30	10,704	8,245
	Entergy Louisiana LLC	3.050%	6/1/31	9,435	8,128
	Entergy Louisiana LLC	2.350%	6/15/32	6,953	5,594
	Entergy Mississippi LLC	2.850%	6/1/28	14,662	13,084
	Entergy Texas Inc.	4.000%	3/30/29	14,061	13,343
	Entergy Texas Inc.	1.750%	3/15/31	9,355	7,357
	Essential Utilities Inc.	3.566%	5/1/29	11,588	10,473
	Essential Utilities Inc.	2.704%	4/15/30	23,049	19,484
	Evergy Inc.	2.900%	9/15/29	8,463	7,311
[1]	Evergy Metro Inc.	2.250%	6/1/30	20,253	16,851
[1]	Eversource Energy	3.300%	1/15/28	12,209	11,266
[1]	Eversource Energy	4.250%	4/1/29	15,217	14,478
[1]	Eversource Energy	1.650%	8/15/30	13,190	10,345
	Eversource Energy	2.550%	3/15/31	13,001	10,804
	Eversource Energy	3.375%	3/1/32	19,733	17,346
	Exelon Corp.	4.050%	4/15/30	46,064	43,467
[2]	Exelon Corp.	3.350%	3/15/32	24,478	21,494
	Florida Power & Light Co.	2.450%	2/3/32	37,194	31,295
[1]	Georgia Power Co.	2.650%	9/15/29	15,716	13,510
	Georgia Power Co.	4.700%	5/15/32	15,905	15,483
	Indiana Michigan Power Co.	3.850%	5/15/28	11,167	10,609
	Interstate Power & Light Co.	4.100%	9/26/28	22,369	21,490
	Interstate Power & Light Co.	3.600%	4/1/29	10,622	9,786
	Interstate Power & Light Co.	2.300%	6/1/30	7,139	5,887
	IPALCO Enterprises Inc.	4.250%	5/1/30	14,024	12,603
	ITC Holdings Corp.	3.350%	11/15/27	9,938	9,149
	MidAmerican Energy Co.	3.650%	4/15/29	32,028	30,284
	MidAmerican Energy Co.	6.750%	12/30/31	7,735	8,758
	Mississippi Power Co.	3.950%	3/30/28	4,391	4,116
	National Fuel Gas Co.	3.950%	9/15/27	5,075	4,664
	National Fuel Gas Co.	4.750%	9/1/28	7,330	6,919
	National Fuel Gas Co.	2.950%	3/1/31	7,413	5,877
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	22,854	21,338

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	3,059	2,898
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	14,701	13,563
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	14,703	12,379
	National Rural Utilities Cooperative Finance Corp.	1.350%	3/15/31	9,983	7,482
[1]	National Rural Utilities Cooperative Finance Corp.	1.650%	6/15/31	8,114	6,192
[1]	National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	8,330	9,956
	National Rural Utilities Cooperative Finance Corp.	2.750%	4/15/32	6,086	5,087
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	3,000	2,747
	National Rural Utilities Cooperative Finance Corp.	5.800%	1/15/33	7,300	7,697
[1]	Nevada Power Co.	3.700%	5/1/29	18,278	17,208
[1]	Nevada Power Co.	2.400%	5/1/30	8,740	7,371
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	43,445	37,272
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	19,879	18,251
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	23,053	20,089
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	60,932	50,598
	NextEra Energy Capital Holdings Inc.	2.440%	1/15/32	31,292	25,490
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/32	18,774	18,760
[1]	NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	10,326	8,320
[1]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	4,097	3,569
	NiSource Inc.	2.950%	9/1/29	20,372	17,883
	NiSource Inc.	3.600%	5/1/30	29,381	26,392
	NiSource Inc.	1.700%	2/15/31	16,936	13,051
	Northern States Power Co.	2.250%	4/1/31	12,591	10,586
	NSTAR Electric Co.	3.250%	5/15/29	5,836	5,366
	NSTAR Electric Co.	3.950%	4/1/30	14,278	13,601
[1]	Ohio Power Co.	2.600%	4/1/30	9,312	7,965
[1]	Ohio Power Co.	1.625%	1/15/31	15,776	12,243
	Oklahoma Gas & Electric Co.	3.800%	8/15/28	6,574	6,189
	Oklahoma Gas & Electric Co.	3.300%	3/15/30	6,417	5,715
	Oklahoma Gas & Electric Co.	3.250%	4/1/30	10,206	9,012
	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	7,914	7,502
	Oncor Electric Delivery Co. LLC	5.750%	3/15/29	6,190	6,476
	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	21,001	18,370
	Oncor Electric Delivery Co. LLC	7.000%	5/1/32	1,964	2,245
[2]	Oncor Electric Delivery Co. LLC	4.150%	6/1/32	20,806	19,950
[2]	Oncor Electric Delivery Co. LLC	4.550%	9/15/32	21,158	20,926
	ONE Gas Inc.	2.000%	5/15/30	7,406	6,054
	ONE Gas Inc.	4.250%	9/1/32	7,500	7,173
	Pacific Gas & Electric Co.	3.300%	12/1/27	33,492	29,526
	Pacific Gas & Electric Co.	3.000%	6/15/28	12,246	10,588
	Pacific Gas & Electric Co.	3.750%	7/1/28	32,484	28,791
	Pacific Gas & Electric Co.	4.550%	7/1/30	80,407	73,652
	Pacific Gas & Electric Co.	2.500%	2/1/31	53,028	41,652
	Pacific Gas & Electric Co.	3.250%	6/1/31	15,756	12,976
	Pacific Gas & Electric Co.	4.400%	3/1/32	1,515	1,333
	Pacific Gas & Electric Co.	5.900%	6/15/32	27,320	26,791
	PacifiCorp	3.500%	6/15/29	16,642	15,320
	PacifiCorp	2.700%	9/15/30	19,653	16,874
[1]	PG&E Wildfire Recovery Funding LLC	3.594%	6/1/30	8,600	8,141
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	9,270	8,559

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Piedmont Natural Gas Co. Inc.	2.500%	3/15/31	17,958	14,803
	Progress Energy Inc.	7.750%	3/1/31	13,710	15,723
	Progress Energy Inc.	7.000%	10/30/31	12,892	14,183
	Public Service Co. of Colorado	3.700%	6/15/28	7,856	7,490
[1]	Public Service Co. of Colorado	1.900%	1/15/31	5,654	4,578
	Public Service Co. of Colorado	1.875%	6/15/31	17,006	13,726
[1]	Public Service Co. of Colorado	4.100%	6/1/32	2,521	2,405
[1]	Public Service Electric & Gas Co.	3.700%	5/1/28	11,530	11,048
[1]	Public Service Electric & Gas Co.	3.650%	9/1/28	7,897	7,457
[1]	Public Service Electric & Gas Co.	3.200%	5/15/29	10,054	9,206
[1]	Public Service Electric & Gas Co.	2.450%	1/15/30	6,034	5,216
[1]	Public Service Electric & Gas Co.	1.900%	8/15/31	8,358	6,747
[1]	Public Service Electric & Gas Co.	3.100%	3/15/32	4,046	3,585
[1,3]	Public Service Electric & Gas Co.	4.900%	12/15/32	5,000	4,997
	Public Service Enterprise Group Inc.	1.600%	8/15/30	15,065	11,765
	Public Service Enterprise Group Inc.	2.450%	11/15/31	19,669	15,874
	Puget Energy Inc.	2.379%	6/15/28	9,268	7,936
	Puget Energy Inc.	4.100%	6/15/30	15,877	14,334
	Puget Energy Inc.	4.224%	3/15/32	12,430	11,138
[1]	San Diego Gas & Electric Co.	1.700%	10/1/30	13,557	10,863
[1]	San Diego Gas & Electric Co.	3.000%	3/15/32	11,166	9,661
	Sempra Energy	3.400%	2/1/28	20,470	19,000
	Sempra Energy	3.700%	4/1/29	14,638	13,400
[1]	Southern California Edison Co.	3.650%	3/1/28	8,831	8,274
[1]	Southern California Edison Co.	4.200%	3/1/29	15,667	14,925
	Southern California Edison Co.	6.650%	4/1/29	5,806	6,034
	Southern California Edison Co.	2.850%	8/1/29	3,549	3,111
	Southern California Edison Co.	2.250%	6/1/30	17,911	14,858
[1]	Southern California Edison Co.	2.500%	6/1/31	15,528	12,858
	Southern California Edison Co.	2.750%	2/1/32	9,795	8,222
	Southern California Edison Co.	5.950%	11/1/32	22,030	23,344
	Southern California Gas Co.	2.950%	4/15/27	200	185
[1]	Southern California Gas Co.	2.550%	2/1/30	19,368	16,680
[1]	Southern Co.	1.750%	3/15/28	8,206	6,929
[1]	Southern Co.	3.700%	4/30/30	26,749	24,301
	Southern Co.	5.700%	10/15/32	13,501	13,898
[1]	Southern Co. Gas Capital Corp.	1.750%	1/15/31	15,400	11,836
	Southern Co. Gas Capital Corp.	5.150%	9/15/32	15,264	15,159
	Southwest Gas Corp.	3.700%	4/1/28	5,864	5,385
	Southwest Gas Corp.	2.200%	6/15/30	3,764	2,927
	Southwest Gas Corp.	4.050%	3/15/32	14,240	12,485
[1]	Southwestern Electric Power Co.	4.100%	9/15/28	18,217	17,434
	Tampa Electric Co.	2.400%	3/15/31	10,395	8,573
	Tucson Electric Power Co.	1.500%	8/1/30	8,719	6,739
	Tucson Electric Power Co.	3.250%	5/15/32	4,682	4,043
	Union Electric Co.	3.500%	3/15/29	18,185	16,906
	Union Electric Co.	2.950%	3/15/30	10,332	9,146
	Union Electric Co.	2.150%	3/15/32	10,312	8,228
	United Utilities plc	6.875%	8/15/28	5,417	5,740
[1]	Virginia Electric & Power Co.	3.800%	4/1/28	20,342	19,447
[1]	Virginia Electric & Power Co.	2.875%	7/15/29	16,409	14,604
	Virginia Electric & Power Co.	2.300%	11/15/31	14,071	11,506
	Virginia Electric & Power Co.	2.400%	3/30/32	19,202	15,693
	WEC Energy Group Inc.	2.200%	12/15/28	10,914	9,280
	WEC Energy Group Inc.	1.800%	10/15/30	12,435	9,843
	Wisconsin Electric Power Co.	1.700%	6/15/28	10,121	8,672
	Wisconsin Electric Power Co.	4.750%	9/30/32	13,133	13,036
	Wisconsin Power & Light Co.	3.000%	7/1/29	4,634	4,118

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin Power & Light Co.	1.950%	9/16/31	1,415	1,132
	Wisconsin Power & Light Co.	3.950%	9/1/32	13,550	12,552
	Xcel Energy Inc.	4.000%	6/15/28	15,999	15,403
	Xcel Energy Inc.	2.600%	12/1/29	5,915	5,080
	Xcel Energy Inc.	3.400%	6/1/30	17,988	16,109
	Xcel Energy Inc.	2.350%	11/15/31	5,040	4,059
	Xcel Energy Inc.	4.600%	6/1/32	27,492	26,477
					3,092,062
Total Corporate Bonds (Cost $46,814,551)					40,731,664
				Shares
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[5]	Vanguard Market Liquidity Fund (Cost $12,653)	3.877%		126,541	12,653
Total Investments (99.1%) (Cost $46,833,964)					40,751,144
Other Assets and Liabilities—Net (0.9%)					383,287
Net Assets (100%)					41,134,431
Cost is in $000.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2022, the aggregate value was $1,069,523,000, representing 2.6% of net assets.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2022.
4	Securities with a value of $8,935,000 have been segregated as initial margin for open futures contracts.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Ultra 10-Year U.S. Treasury Note	March 2023	1,989	237,996	(989)

Short Futures Contracts
10-Year U.S. Treasury Note	March 2023	(2,362)	(268,087)	(755)
Long U.S. Treasury Bond	March 2023	(88)	(11,176)	(41)
				(796)
				(1,785)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of November 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	6,827	—	6,827
Corporate Bonds	—	40,731,664	—	40,731,664
Temporary Cash Investments	12,653	—	—	12,653
Total	12,653	40,738,491	—	40,751,144

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	1,785	—	—	1,785
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.